The 2014 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2014 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	662,107	$5,466,998	$5,776,482
Floating Rate Income	Floating Rate Income Class I *	126,810	1,296,786	1,302,247
Floating Rate Loan	Floating Rate Loan Class I *	905,156	5,427,760	5,584,349
High Yield Bond	High Yield Bond Class I *	880,877	4,896,682	5,979,234
Inflation Managed	Inflation Managed Class I *	850,386	8,479,294	8,492,143
Inflation Strategy	Inflation Strategy Class I *	77,353	798,660	775,367
Managed Bond	Managed Bond Class I *	1,060,429	11,327,072	12,507,878
Short Duration Bond	Short Duration Bond Class I *	833,049	7,708,519	7,932,263
Emerging Markets Debt	Emerging Markets Debt Class I *	98,304	1,010,470	957,010
American Funds® Growth	American Funds Growth Class I *	407,093	2,968,136	5,361,059
American Funds Growth-Income	American Funds Growth-Income Class I *	301,630	2,589,894	4,628,650
Comstock	Comstock Class I *	253,483	1,688,306	3,083,718
Dividend Growth	Dividend Growth Class I *	484,319	5,035,797	7,163,891
Equity Index	Equity Index Class I *	513,369	19,799,653	23,544,263
Focused Growth	Focused Growth Class I *	108,569	1,022,888	1,991,009
Growth	Growth Class I *	131,317	2,151,139	2,566,215
Large-Cap Growth	Large-Cap Growth Class I *	348,806	1,691,805	2,686,984
Large-Cap Value	Large-Cap Value Class I *	242,620	2,512,217	4,301,771
Long/Short Large-Cap	Long/Short Large-Cap Class I *	104,644	781,465	1,154,076
Main Street® Core	Main Street Core Class I *	71,165	905,137	2,035,040
Mid-Cap Equity	Mid-Cap Equity Class I *	230,571	2,202,218	3,255,635
Mid-Cap Growth	Mid-Cap Growth Class I *	427,057	2,949,576	4,411,521
Mid-Cap Value	Mid-Cap Value Class I *	179,771	2,046,811	2,503,770
Small-Cap Equity	Small-Cap Equity Class I *	97,545	1,266,711	1,567,471
Small-Cap Growth	Small-Cap Growth Class I *	217,673	2,036,403	2,838,709
Small-Cap Index	Small-Cap Index Class I *	198,842	2,572,594	3,563,368
Small-Cap Value	Small-Cap Value Class I *	194,441	2,040,458	3,090,889
Value Advantage	Value Advantage Class I *	36,572	449,473	487,587
Health Sciences	Health Sciences Class I *	379,625	6,143,505	10,618,947
Real Estate	Real Estate Class I *	304,053	4,345,242	6,591,795
Technology	Technology Class I *	400,410	1,787,659	2,264,265
Emerging Markets	Emerging Markets Class I *	313,573	3,447,373	4,740,602
International Large-Cap	International Large-Cap Class I *	644,981	3,703,553	4,881,138
International Small-Cap	International Small-Cap Class I *	142,411	821,615	1,128,892
International Value	International Value Class I *	210,338	1,713,890	2,221,571
Currency Strategies	Currency Strategies Class I *	24,808	251,025	263,374
Global Absolute Return	Global Absolute Return Class I *	65,530	653,561	685,441
Precious Metals	Precious Metals Class I *	290,603	1,389,740	1,176,529
American Funds Asset Allocation	American Funds Asset Allocation Class I *	6,476,268	113,601,335	129,712,949
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	2,388,497	29,370,607	32,163,396
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	5,102,126	71,909,404	82,473,651
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	939,452	13,155,621	16,255,855
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	8,807,117	87,075,558	99,346,577
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	16,759,352	163,493,561	197,627,262
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	55,369,967	530,999,012	674,837,867
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	40,217,125	379,562,581	505,845,414
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,495,303	97,907,636	133,797,200

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	1,358,162	16,192,142	16,528,834
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	9,520	184,434	179,544

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	126,999	2,277,306	2,520,928

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,226	26,872	27,106
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	34,799	345,732	341,027
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	7,401	207,149	202,335
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	151	11,891	12,036
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	11,775	253,715	238,211

See Notes to Financial Statements	See explanation of symbol on Page G-2

G-1

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	11,137	$195,327	$180,310
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	265,032	3,199,463	3,251,944
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	23,844	572,886	490,233
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	17,227	211,982	212,587

	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	41,274	353,131	369,817
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	10,281,311	144,273,274	145,686,174
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	26,855	277,357	274,186
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	51,153	521,060	512,555
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	5,722	57,841	57,505
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	2,967	30,071	29,465

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	206,643	7,007,680	7,583,785
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	1,353,044	15,530,922	16,168,871
Fidelity VIP Money Market Service Class	Fidelity VIP Money Market Service Class	4,240,063	4,240,063	4,240,063
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	145,189	1,674,324	1,604,338

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	629,406	7,060,767	7,810,931
First Trust Multi Income Allocation Class I	First Trust Multi Income Allocation Class I	20,137	209,739	209,224

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 2	21,964	158,998	162,976
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	2,017,707	13,858,057	15,213,512
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	186,174	4,147,235	4,116,302
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	135,150	3,569,549	3,927,466
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	235,525	4,302,090	4,237,088

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	1,367,154	23,483,223	25,634,141

	Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Ivy Funds VIP Asset Strategy	36,621	411,274	398,004

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	923,241	29,312,460	30,439,253
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	18,863	246,463	244,845

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	164,740	2,085,419	1,958,754
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	21,606	362,848	344,619
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	130,246	2,170,102	2,194,641

	MFS® Variable Insurance Trust
MFS Investors Growth Stock Series - Service Class	MFS Investors Growth Stock Series -Service Class	31,573	451,551	493,492
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	879,139	19,475,990	21,055,383
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	65,492	2,215,594	2,192,665
MFS Value Series - Service Class	MFS Value Series - Service Class	34,481	522,702	691,344

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	491	4,679	4,426
PIMCO CommodityRealReturn® Strategy -Advisor Class	PIMCO CommodityRealReturn Strategy -Advisor Class	54,550	340,380	267,839
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	1,278,177	15,472,157	14,839,639

	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	310,757	3,416,130	3,607,890
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	484,927	5,627,274	5,945,204
Schwab VIT Growth	Schwab VIT Growth	303,606	3,613,509	3,962,054

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S *	20,827	639,155	513,181

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
ASSETS
Investments in mutual funds, at value	$5,776,482	$1,302,247	$5,584,349	$5,979,234	$8,492,143	$775,367	$12,507,878
Receivables:
Due from Pacific Life & Annuity Company	—	—	3,845	6,536	11,908	—	3,413
Investments sold	1,617	48	—	—	—	32	—

Total Assets	5,778,099	1,302,295	5,588,194	5,985,770	8,504,051	775,399	12,511,291

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,689	122	—	—	—	72	—
Investments purchased	—	—	3,854	6,419	11,956	—	3,562

Total Liabilities	1,689	122	3,854	6,419	11,956	72	3,562

NET ASSETS	$5,776,410	$1,302,173	$5,584,340	$5,979,351	$8,492,095	$775,327	$12,507,729

NET ASSETS CONSIST OF:
Accumulation units	$5,776,410	$1,302,173	$5,584,340	$5,947,068	$8,492,095	$775,327	$12,507,729
Contracts in payout (annuitization) period	—	—	—	32,283	—	—	—

NET ASSETS	$5,776,410	$1,302,173	$5,584,340	$5,979,351	$8,492,095	$775,327	$12,507,729

Units Outstanding	487,598	129,762	557,937	425,163	591,298	80,750	894,940

Accumulation Unit Values	$10.16 - $14.30	$9.95 - $10.20	$9.38 - $11.72	$9.97 - $22.49	$9.01 - $22.91	$8.94 - $10.15	$9.76 - $24.84

Cost of Investments	$5,466,998	$1,296,786	$5,427,760	$4,896,682	$8,479,294	$798,660	$11,327,072

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index
ASSETS
Investments in mutual funds, at value	$7,932,263	$957,010	$5,361,059	$4,628,650	$3,083,718	$7,163,891	$23,544,263
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	8,293	—	—	14,450
Investments sold	259	35	1,988	—	205	764	—

Total Assets	7,932,522	957,045	5,363,047	4,636,943	3,083,923	7,164,655	23,558,713

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	432	100	2,065	—	213	895	—
Investments purchased	—	—	—	8,253	—	—	14,791

Total Liabilities	432	100	2,065	8,253	213	895	14,791

NET ASSETS	$7,932,090	$956,945	$5,360,982	$4,628,690	$3,083,710	$7,163,760	$23,543,922

NET ASSETS CONSIST OF:
Accumulation units	$7,924,335	$941,603	$5,360,982	$4,628,690	$3,083,710	$7,163,760	$23,443,182
Contracts in payout (annuitization) period	7,755	15,342	—	—	—	—	100,740

NET ASSETS	$7,932,090	$956,945	$5,360,982	$4,628,690	$3,083,710	$7,163,760	$23,543,922

Units Outstanding	780,795	102,407	357,807	308,484	199,742	503,331	1,636,678

Accumulation Unit Values	$9.78 - $12.10	$8.67 - $9.85	$12.55 - $20.38	$12.88 - $19.16	$12.75 - $19.88	$12.71 - $19.06	$13.03 - $34.30

Cost of Investments	$7,708,519	$1,010,470	$2,968,136	$2,589,894	$1,688,306	$5,035,797	$19,799,653

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity
ASSETS
Investments in mutual funds, at value	$1,991,009	$2,566,215	$2,686,984	$4,301,771	$1,154,076	$2,035,040	$3,255,635
Receivables:
Due from Pacific Life & Annuity Company	—	—	41	—	—	423	—
Investments sold	1,906	159	—	1,226	—	—	166

Total Assets	1,992,915	2,566,374	2,687,025	4,302,997	1,154,076	2,035,463	3,255,801

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,877	168	—	1,293	20	—	193
Investments purchased	—	—	94	—	24	408	—

Total Liabilities	1,877	168	94	1,293	44	408	193

NET ASSETS	$1,991,038	$2,566,206	$2,686,931	$4,301,704	$1,154,032	$2,035,055	$3,255,608

NET ASSETS CONSIST OF:
Accumulation units	$1,991,038	$2,566,206	$2,686,931	$4,301,704	$1,154,032	$2,035,055	$3,255,608
Contracts in payout (annuitization) period	—	—	—	—	—	—	—

NET ASSETS	$1,991,038	$2,566,206	$2,686,931	$4,301,704	$1,154,032	$2,035,055	$3,255,608

Units Outstanding	118,188	169,950	197,526	281,070	78,580	130,404	224,286

Accumulation Unit Values	$12.04 - $25.84	$13.26 - $36.38	$11.12 - $17.03	$12.82 - $22.38	$13.53 - $16.52	$13.09 - $27.88	$11.76 - $30.55

Cost of Investments	$1,022,888	$2,151,139	$1,691,805	$2,512,217	$781,465	$905,137	$2,202,218

	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
ASSETS
Investments in mutual funds, at value	$4,411,521	$2,503,770	$1,567,471	$2,838,709	$3,563,368	$3,090,889	$487,587
Receivables:
Due from Pacific Life & Annuity Company	—	—	102	—	—	208	—
Investments sold	527	70	—	1,661	1,024	—	19

Total Assets	4,412,048	2,503,840	1,567,573	2,840,370	3,564,392	3,091,097	487,606

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	569	79	—	1,621	1,005	—	47
Investments purchased	—	—	108	—	—	78	—

Total Liabilities	569	79	108	1,621	1,005	78	47

NET ASSETS	$4,411,479	$2,503,761	$1,567,465	$2,838,749	$3,563,387	$3,091,019	$487,559

NET ASSETS CONSIST OF:
Accumulation units	$4,411,479	$2,503,761	$1,567,465	$2,838,749	$3,563,387	$3,091,019	$451,120
Contracts in payout (annuitization) period	—	—	—	—	—	—	36,439

NET ASSETS	$4,411,479	$2,503,761	$1,567,465	$2,838,749	$3,563,387	$3,091,019	$487,559

Units Outstanding	293,108	145,554	108,166	205,491	215,480	161,931	37,454

Accumulation Unit Values	$12.01 - $19.04	$12.38 - $24.15	$12.48 - $22.61	$12.10 - $18.83	$12.84 - $25.84	$12.45 - $38.50	$12.94 - $13.08

Cost of Investments	$2,949,576	$2,046,811	$1,266,711	$2,036,403	$2,572,594	$2,040,458	$449,473

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
ASSETS
Investments in mutual funds, at value	$10,618,947	$6,591,795	$2,264,265	$4,740,602	$4,881,138	$1,128,892	$2,221,571
Receivables:
Due from Pacific Life & Annuity Company	—	—	4	2,722	1,369	115	2,963
Investments sold	5,303	6,393	—	—	—	—	—

Total Assets	10,624,250	6,598,188	2,264,269	4,743,324	4,882,507	1,129,007	2,224,534

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	5,968	6,384	—	—	—	—	—
Investments purchased	—	—	79	2,738	1,480	13	2,904

Total Liabilities	5,968	6,384	79	2,738	1,480	13	2,904

NET ASSETS	$10,618,282	$6,591,804	$2,264,190	$4,740,586	$4,881,027	$1,128,994	$2,221,630

NET ASSETS CONSIST OF:
Accumulation units	$10,529,005	$6,503,765	$2,264,190	$4,740,586	$4,881,027	$1,128,994	$2,221,630
Contracts in payout (annuitization) period	89,277	88,039	—	—	—	—	—

NET ASSETS	$10,618,282	$6,591,804	$2,264,190	$4,740,586	$4,881,027	$1,128,994	$2,221,630

Units Outstanding	462,767	421,467	175,771	290,700	381,592	108,176	231,301

Accumulation Unit Values	$15.50 - $43.37	$11.53 - $49.87	$7.75 - $14.90	$9.59 - $59.48	$10.39 - $20.82	$9.12 - $15.24	$6.53 - $12.94

Cost of Investments	$6,143,505	$4,345,242	$1,787,659	$3,447,373	$3,703,553	$821,615	$1,713,890

	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
ASSETS
Investments in mutual funds, at value	$263,374	$685,441	$1,176,529	$129,712,949	$32,163,396	$82,473,651	$16,255,855
Receivables:
Due from Pacific Life & Annuity Company	23	—	—	49,681	—	105,698	2,108
Investments sold	—	—	43	—	816	—	—

Total Assets	263,397	685,441	1,176,572	129,762,630	32,164,212	82,579,349	16,257,963

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	26	100	—	1,321	—	—
Investments purchased	24	10	—	50,589	—	106,214	2,541

Total Liabilities	24	36	100	50,589	1,321	106,214	2,541

NET ASSETS	$263,373	$685,405	$1,176,472	$129,712,041	$32,162,891	$82,473,135	$16,255,422

NET ASSETS CONSIST OF:
Accumulation units	$263,373	$685,405	$1,176,472	$129,648,374	$32,162,891	$82,473,135	$16,255,422
Contracts in payout (annuitization) period	—	—	—	63,667	—	—	—

NET ASSETS	$263,373	$685,405	$1,176,472	$129,712,041	$32,162,891	$82,473,135	$16,255,422

Units Outstanding	25,851	68,304	201,161	7,992,723	2,475,339	5,853,380	1,009,242

Accumulation Unit Values	$10.10 - $10.35	$9.92 - $10.37	$3.88 - $6.89	$11.52 - $21.50	$10.71 - $15.34	$11.10 - $17.08	$11.49 - $19.71

Cost of Investments	$251,025	$653,561	$1,389,740	$113,601,335	$29,370,607	$71,909,404	$13,155,621

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II
ASSETS
Investments in mutual funds, at value	$99,346,577	$197,627,262	$674,837,867	$505,845,414	$133,797,200	$16,528,834	$179,544
Receivables:
Due from Pacific Life & Annuity Company	—	—	89,270	—	—	673	4,881
Investments sold	10,420	314,877	—	79,211	29,217	—	—

Total Assets	99,356,997	197,942,139	674,927,137	505,924,625	133,826,417	16,529,507	184,425

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10,622	315,174	—	78,868	29,378	—	—
Investments purchased	—	—	89,145	—	—	991	4,893

Total Liabilities	10,622	315,174	89,145	78,868	29,378	991	4,893

NET ASSETS	$99,346,375	$197,626,965	$674,837,992	$505,845,757	$133,797,039	$16,528,516	$179,532

NET ASSETS CONSIST OF:
Accumulation units	$99,346,375	$197,626,965	$674,837,992	$505,789,422	$133,794,626	$16,528,516	$179,532
Contracts in payout (annuitization) period	—	—	—	56,335	2,413	—	—

NET ASSETS	$99,346,375	$197,626,965	$674,837,992	$505,845,757	$133,797,039	$16,528,516	$179,532

Units Outstanding	9,088,924	17,327,273	57,328,941	41,776,027	10,957,996	1,224,092	17,059

Accumulation Unit Values	$10.04 - $11.50	$10.51 - $12.22	$10.87 - $13.05	$11.28 - $13.89	$11.59 - $14.56	$10.18 - $17.89	$10.50 - $10.54

Cost of Investments	$87,075,558	$163,493,561	$530,999,012	$379,562,581	$97,907,636	$16,192,142	$184,434

	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4
ASSETS
Investments in mutual funds, at value	$2,520,928	$27,106	$341,027	$202,335	$12,036	$238,211	$180,310
Receivables:
Due from Pacific Life & Annuity Company	—	—	2,355	—	1	—	—
Investments sold	1,414	1	—	8	—	9	6

Total Assets	2,522,342	27,107	343,382	202,343	12,037	238,220	180,316

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,544	2	—	23	—	30	12
Investments purchased	—	—	2,373	—	—	—	—

Total Liabilities	1,544	2	2,373	23	—	30	12

NET ASSETS	$2,520,798	$27,105	$341,009	$202,320	$12,037	$238,190	$180,304

NET ASSETS CONSIST OF:
Accumulation units	$2,451,371	$27,105	$341,009	$202,320	$12,037	$238,190	$180,304
Contracts in payout (annuitization) period	69,427	—	—	—	—	—	—

NET ASSETS	$2,520,798	$27,105	$341,009	$202,320	$12,037	$238,190	$180,304

Units Outstanding	181,646	2,615	34,489	19,016	1,115	24,924	18,424

Accumulation Unit Values	$13.14 - $14.68	$10.37 - $10.37	$9.86 - $9.93	$10.60 - $10.68	$10.79 - $10.79	$9.54 - $9.57	$9.73 - $9.80

Cost of Investments	$2,277,306	$26,872	$345,732	$207,149	$11,891	$253,715	$195,327

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I
ASSETS
Investments in mutual funds, at value	$3,251,944	$490,233	$212,587	$369,817	$145,686,174	$274,186	$512,555
Receivables:
Due from Pacific Life & Annuity Company	73,604	—	3,293	—	60,562	—	2,341
Investments sold	—	18	—	406	—	10	—

Total Assets	3,325,548	490,251	215,880	370,223	145,746,736	274,196	514,896

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	60	—	420	—	24	—
Investments purchased	73,679	—	3,304	—	61,027	—	2,366

Total Liabilities	73,679	60	3,304	420	61,027	24	2,366

NET ASSETS	$3,251,869	$490,191	$212,576	$369,803	$145,685,709	$274,172	$512,530

NET ASSETS CONSIST OF:
Accumulation units	$3,251,869	$490,191	$212,576	$369,803	$145,685,709	$274,172	$512,530
Contracts in payout (annuitization) period	—	—	—	—	—	—	—

NET ASSETS	$3,251,869	$490,191	$212,576	$369,803	$145,685,709	$274,172	$512,530

Units Outstanding	311,133	53,211	20,871	23,078	12,698,323	26,793	51,136

Accumulation Unit Values	$10.39 - $10.48	$9.17 - $9.31	$10.13 - $10.21	$13.89 - $17.93	$10.68 - $12.91	$10.20 - $10.25	$10.02 - $10.04

Cost of Investments	$3,199,463	$572,886	$211,982	$353,131	$144,273,274	$277,357	$521,060

	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I
ASSETS
Investments in mutual funds, at value	$57,505	$29,465	$7,583,785	$16,168,871	$4,240,063	$1,604,338	$7,810,931
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	1,079	1,378	—	1,588
Investments sold	2	1	1,793	—	—	173	—

Total Assets	57,507	29,466	7,585,578	16,169,950	4,241,441	1,604,511	7,812,519

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	5	2	2,192	—	—	266	—
Investments purchased	—	—	—	1,538	1,507	—	1,975

Total Liabilities	5	2	2,192	1,538	1,507	266	1,975

NET ASSETS	$57,502	$29,464	$7,583,386	$16,168,412	$4,239,934	$1,604,245	$7,810,544

NET ASSETS CONSIST OF:
Accumulation units	$57,502	$29,464	$7,551,285	$16,168,412	$4,239,934	$1,596,475	$7,810,544
Contracts in payout (annuitization) period	—	—	32,101	—	—	7,770	—

NET ASSETS	$57,502	$29,464	$7,583,386	$16,168,412	$4,239,934	$1,604,245	$7,810,544

Units Outstanding	5,734	2,962	565,998	1,366,858	428,058	157,966	655,935

Accumulation Unit Values	$10.01 - $10.04	$9.92 - $9.96	$13.07 - $13.93	$11.36 - $12.71	$9.87 - $9.97	$10.10 - $10.28	$11.30 - $12.74

Cost of Investments	$57,841	$30,071	$7,007,680	$15,530,922	$4,240,063	$1,674,324	$7,060,767

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	First Trust Multi Income Allocation Class I	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3
ASSETS
Investments in mutual funds, at value	$209,224	$162,976	$15,213,512	$4,116,302	$3,927,466	$4,237,088	$25,634,141
Receivables:
Due from Pacific Life & Annuity Company	2,367	—	925	—	—	1,730	29,427
Investments sold	—	5	—	—	978	—	—

Total Assets	211,591	162,981	15,214,437	4,116,302	3,928,444	4,238,818	25,663,568

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	10	—	110	1,216	—	—
Investments purchased	2,377	—	1,063	37	—	1,976	29,787

Total Liabilities	2,377	10	1,063	147	1,216	1,976	29,787

NET ASSETS	$209,214	$162,971	$15,213,374	$4,116,155	$3,927,228	$4,236,842	$25,633,781

NET ASSETS CONSIST OF:
Accumulation units	$209,214	$162,971	$15,148,147	$4,050,744	$3,927,228	$4,220,248	$25,633,781
Contracts in payout (annuitization) period	—	—	65,227	65,411	—	16,594	—

NET ASSETS	$209,214	$162,971	$15,213,374	$4,116,155	$3,927,228	$4,236,842	$25,633,781

Units Outstanding	20,202	11,430	1,235,531	324,329	311,125	425,869	1,768,189

Accumulation Unit Values	$10.35 - $10.37	$13.59 - $15.12	$11.29 - $15.19	$11.83 - $16.30	$12.35 - $13.69	$9.74 - $12.60	$11.01 - $17.73

Cost of Investments	$209,739	$158,998	$13,858,057	$4,147,235	$3,569,549	$4,302,090	$23,483,223

	Ivy Funds VIP Asset Strategy	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series - Service Class
ASSETS
Investments in mutual funds, at value	$398,004	$30,439,253	$244,845	$1,958,754	$344,619	$2,194,641	$493,492
Receivables:
Due from Pacific Life & Annuity Company	2,345	36,319	—	298	505	—	—
Investments sold	—	—	9	—	—	—	71

Total Assets	400,349	30,475,572	244,854	1,959,052	345,124	2,194,641	493,563

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	21	—	—	19	87
Investments purchased	2,372	37,106	—	406	516	52	—

Total Liabilities	2,372	37,106	21	406	516	71	87

NET ASSETS	$397,977	$30,438,466	$244,833	$1,958,646	$344,608	$2,194,570	$493,476

NET ASSETS CONSIST OF:
Accumulation units	$397,977	$30,438,466	$244,833	$1,950,799	$344,608	$2,194,570	$493,476
Contracts in payout (annuitization) period	—	—	—	7,847	—	—	—

NET ASSETS	$397,977	$30,438,466	$244,833	$1,958,646	$344,608	$2,194,570	$493,476

Units Outstanding	40,972	2,535,709	24,280	182,384	27,904	200,655	29,793

Accumulation Unit Values	$9.68 - $9.72	$11.68 - $12.70	$10.06 - $10.09	$10.46 - $11.15	$9.08 - $13.09	$10.13 - $12.24	$16.24 - $19.46

Cost of Investments	$411,274	$29,312,460	$246,463	$2,085,419	$362,848	$2,170,102	$451,551

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2014

	Variable Accounts
	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	MFS Value Series - Service Class	PIMCO All Asset All Authority - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Schwab VIT Balanced
ASSETS
Investments in mutual funds, at value	$21,055,383	$2,192,665	$691,344	$4,426	$267,839	$14,839,639	$3,607,890
Receivables:
Due from Pacific Life & Annuity Company	91,766	—		2,385	—	37,769	—
Investments sold	—	88	864	—	10	—	60

Total Assets	21,147,149	2,192,753	692,208	6,811	267,849	14,877,408	3,607,950

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	241	884	—	25	—	127
Investments purchased	92,136	—	—	2,386	—	38,055	—

Total Liabilities	92,136	241	884	2,386	25	38,055	127

NET ASSETS	$21,055,013	$2,192,512	$691,324	$4,425	$267,824	$14,839,353	$3,607,823

NET ASSETS CONSIST OF:
Accumulation units	$21,055,013	$2,192,512	$691,324	$4,425	$267,824	$14,839,353	$3,607,823
Contracts in payout (annuitization) period	—	—	—	—	—	—	—

NET ASSETS	$21,055,013	$2,192,512	$691,324	$4,425	$267,824	$14,839,353	$3,607,823

Units Outstanding	1,687,542	184,688	40,541	474	38,325	1,474,989	317,530

Accumulation Unit Values	$11.52 - $14.16	$11.56 - $13.18	$16.20 - $19.37	$9.32 - $9.34	$6.67 - $7.15	$9.09 - $10.92	$11.36 - $11.36

Cost of Investments	$19,475,990	$2,215,594	$522,702	$4,679	$340,380	$15,472,157	$3,416,130

	Schwab VIT Balanced with Growth	Schwab VIT Growth	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$5,945,204	$3,962,054	$513,181
Receivables:
Investments sold	98	66	19

Total Assets	5,945,302	3,962,120	513,200

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	100	160	43

Total Liabilities	100	160	43

NET ASSETS	$5,945,202	$3,961,960	$513,157

NET ASSETS CONSIST OF:
Accumulation units	$5,945,202	$3,961,960	$513,157
Contracts in payout (annuitization) period	—	—	—

NET ASSETS	$5,945,202	$3,961,960	$513,157

Units Outstanding	497,873	313,177	57,926

Accumulation Unit Values	$11.94 - $11.94	$12.65 - $12.65	$8.27 - $9.04

Cost of Investments	$5,627,274	$3,613,509	$639,155

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Strategy	Managed Bond
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	55,277	10,626	65,628	70,415	111,275	7,904	148,342
Administrative fees	8,838	2,140	12,528	12,448	18,987	1,319	25,433

Total Expenses	64,115	12,766	78,156	82,863	130,262	9,223	173,775

Net Investment Loss	(64,115)	(12,766)	(78,156)	(82,863)	(130,262)	(9,223)	(173,775)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(414)	3,434	3,031	16,008	(39,794)	(2,222)	(4,075)
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	(414)	3,434	3,031	16,008	(39,794)	(2,222)	(4,075)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	284,339	(6,207)	41,342	(25,166)	283,294	9,701	499,200

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$219,810	($15,539)	($33,783)	($92,021)	$113,238	($1,744)	$321,350

	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	73,039	14,105	59,767	54,941	31,183	71,483	148,394
Administrative fees	13,796	2,306	10,571	9,347	5,987	13,402	28,830

Total Expenses	86,835	16,411	70,338	64,288	37,170	84,885	177,224

Net Investment Loss	(86,835)	(16,411)	(70,338)	(64,288)	(37,170)	(84,885)	(177,224)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	356	(20,376)	13,092	31,276	31,156	5,886	(20,267)
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	356	(20,376)	13,092	31,276	31,156	5,886	(20,267)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	35,924	(29,659)	389,423	392,825	186,214	749,255	1,954,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($50,555)	($66,446)	$332,177	$359,813	$180,200	$670,256	$1,757,392

	Focused Growth	Growth	Large- Cap Growth	Large- Cap Value	Long/ Short Large-Cap	Main Street Core	Mid-Cap Equity
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	24,215	25,062	28,346	50,204	11,486	22,018	34,917
Administrative fees	3,864	4,363	5,504	8,923	2,050	4,094	6,184

Total Expenses	28,079	29,425	33,850	59,127	13,536	26,112	41,101

Net Investment Loss	(28,079)	(29,425)	(33,850)	(59,127)	(13,536)	(26,112)	(41,101)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	10,462	(4,055)	13,925	(11,580)	(1,303)	4,969	1,529
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	10,462	(4,055)	13,925	(11,580)	(1,303)	4,969	1,529

CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	177,368	171,226	203,664	434,491	142,461	183,526	99,871

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$159,751	$137,746	$183,739	$363,784	$127,622	$162,383	$60,299

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2014

	Variable Accounts
	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Value Advantage
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	49,340	25,992	13,600	30,220	36,113	32,089	8,989
Administrative fees	8,617	4,717	2,583	5,518	7,278	5,865	1,323

Total Expenses	57,957	30,709	16,183	35,738	43,391	37,954	10,312

Net Investment Loss	(57,957)	(30,709)	(16,183)	(35,738)	(43,391)	(37,954)	(10,312)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	27,543	(6,983)	(6,901)	(723)	32,935	46,417	56,057
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	27,543	(6,983)	(6,901)	(723)	32,935	46,417	56,057

CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	327,758	126,620	29,189	58,756	175,072	91,914	37,085

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$297,344	$88,928	$6,105	$22,295	$164,616	$100,377	$82,830

	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	100,161	55,485	23,371	55,559	48,998	16,589	23,582
Administrative fees	16,262	9,366	4,004	9,276	9,352	2,977	4,528

Total Expenses	116,423	64,851	27,375	64,835	58,350	19,566	28,110

Net Investment Loss	(116,423)	(64,851)	(27,375)	(64,835)	(58,350)	(19,566)	(28,110)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	192,287	22,310	17,389	(62,651)	(11,891)	35,145	(6,900)
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	192,287	22,310	17,389	(62,651)	(11,891)	35,145	(6,900)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,666,455	1,192,461	159,519	(234,328)	(240,172)	(22,290)	(225,157)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,742,319	$1,149,920	$149,533	($361,814)	($310,413)	($6,711)	($260,167)

	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	3,332	5,167	14,569	1,248,653	294,466	803,903	175,572
Administrative fees	525	1,127	2,519	222,311	49,738	137,053	28,323

Total Expenses	3,857	6,294	17,088	1,470,964	344,204	940,956	203,895

Net Investment Loss	(3,857)	(6,294)	(17,088)	(1,470,964)	(344,204)	(940,956)	(203,895)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	5,683	(857)	(164,962)	(91,810)	(15,699)	(17,625)	(5,639)
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	5,683	(857)	(164,962)	(91,810)	(15,699)	(17,625)	(5,639)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,025	33,774	(171,155)	5,493,960	1,354,608	3,709,823	771,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,851	$26,623	($353,205)	$3,931,186	$994,705	$2,751,242	$562,459

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts
	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	1,351,796	2,722,564	9,166,199	7,229,794	2,041,045	172,984
Administrative fees	222,261	448,231	1,510,459	1,192,653	336,250	30,212

Total Expenses	1,574,057	3,170,795	10,676,658	8,422,447	2,377,295	203,196

Net Investment Loss	(1,574,057)	(3,170,795)	(10,676,658)	(8,422,447)	(2,377,295)	(203,196)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,369,003	1,052,333	4,389,104	12,098,627	5,502,484	(77,979)
Capital gains distributions from mutual fund investments (1)	—	—	—	—	—	869,737

Realized Gain on Investments	1,369,003	1,052,333	4,389,104	12,098,627	5,502,484	791,758

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,112,960	6,907,248	26,249,179	13,944,799	1,949,431	(42,128)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,907,906	$4,788,786	$19,961,625	$17,620,979	$5,074,620	$546,434

	Invesco V.I. Equity and Income Series II (2)	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4 (2)	American Funds IS Capital Income Builder Class 4 (2)	American Funds IS Global Growth Fund Class 4	American Funds IS Growth Fund Class 4 (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$2,006	$14,904	$361	$2,363	$2,338	$42
EXPENSES
Mortality and expense risk	659	19,890	45	858	1,442	19
Administrative fees	137	3,210	11	191	281	4

Total Expenses	796	23,100	56	1,049	1,723	23

Net Investment Income (Loss)	1,210	(8,196)	305	1,314	615	19

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(43)	26,292	(2)	(38)	(3,305)	(2)
Capital gains distributions from mutual fund investments (1)	6,187	27,509	—	447	11,298	—

Realized Gain (Loss) on Investments	6,144	53,801	(2)	409	7,993	(2)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,890)	164,888	234	(4,705)	(5,149)	145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,464	$210,493	$537	($2,982)	$3,459	$162

	American Funds IS International Fund Class 4 (2)	American Funds IS International Growth and Income Fund Class 4 (2)	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$3,232	$6,694	$1,664	$5,430	$2,653	$—
EXPENSES
Mortality and expense risk	1,122	965	17,445	3,734	1,066	2,363
Administrative fees	249	212	4,037	833	232	531

Total Expenses	1,371	1,177	21,482	4,567	1,298	2,894

Net Investment Income (Loss)	1,861	5,517	(19,818)	863	1,355	(2,894)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(65)	(5,510)	(469)	(2,447)	(559)	186
Capital gains distributions from mutual fund investments (1)	—	471	—	41,015	—	58,362

Realized Gain (Loss) on Investments	(65)	(5,039)	(469)	38,568	(559)	58,548

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(15,505)	(15,017)	51,003	(82,674)	692	(28,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($13,709)	($14,539)	$30,716	($43,243)	$1,488	$27,167

(1)	See Note 3 in Notes to Financial Statements.
(2)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts
	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I (1)	BlackRock iShares Dynamic Allocation V.I. Class I (1)	BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	BlackRock iShares Equity Appreciation V.I. Class I (1)	Fidelity VIP Contrafund Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$3,259,628	$3,336	$5,014	$444	$315	$54,015
EXPENSES
Mortality and expense risk	1,526,733	572	2,084	118	106	46,469
Administrative fees	273,514	127	423	27	24	8,821

Total Expenses	1,800,247	699	2,507	145	130	55,290

Net Investment Income (Loss)	1,459,381	2,637	2,507	299	185	(1,275)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(208,882)	(17)	(221)	(13)	(14)	22,105
Capital gains distributions from mutual fund investments (2)	12,512,475	180	394	9	—	150,399

Realized Gain (Loss) on Investments	12,303,593	163	173	(4)	(14)	172,504

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(13,286,988)	(3,171)	(8,505)	(336)	(606)	241,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$475,986	($371)	($5,825)	($41)	($435)	$412,889

	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Money Market Service Class (1)	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I (1)	Franklin Founding Funds Allocation VIP Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$177,634	$240	$46,227	$51,442	$1,326	$4,519
EXPENSES
Mortality and expense risk	136,695	30,324	9,396	62,259	402	1,216
Administrative fees	25,805	5,108	1,872	11,693	90	221

Total Expenses	162,500	35,432	11,268	73,952	492	1,437

Net Investment Income (Loss)	15,134	(35,192)	34,959	(22,510)	834	3,082

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(11,796)	—	(7,625)	(8,784)	(5)	(531)
Capital gains distributions from mutual fund investments (2)	296,461	—	18,519	—	—	138

Realized Gain (Loss) on Investments	284,665	—	10,894	(8,784)	(5)	(393)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	170,376	—	(68,805)	534,650	(515)	(1,483)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$470,175	($35,192)	($22,952)	$503,356	$314	$1,206

	Franklin Founding Funds Allocation VIP Class 4	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$417,433	$73,043	$35,029	$148,053	$380,733	$83
EXPENSES
Mortality and expense risk	195,351	36,134	30,908	32,265	282,972	1,280
Administrative fees	31,442	7,307	6,518	6,386	46,715	263

Total Expenses	226,793	43,441	37,426	38,651	329,687	1,543

Net Investment Income (Loss)	190,640	29,602	(2,397)	109,402	51,046	(1,460)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(70,449)	18,323	14,476	(91,278)	(76,602)	(249)
Capital gains distributions from mutual fund investments (2)	12,970	226,051	51,546	—	730,674	2,206

Realized Gain (Loss) on Investments	(57,479)	244,374	66,022	(91,278)	654,072	1,957

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,433	(122,007)	156,379	(40,998)	102,927	(13,270)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,594	$151,969	$220,004	($22,874)	$808,045	($12,773)

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	Variable Accounts
	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares (1)	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Investors Growth Stock Series - Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$297,241	$2,920	$92,513	$3,611	$40,847	$1,129
EXPENSES
Mortality and expense risk	197,217	691	12,465	1,770	10,942	2,284
Administrative fees	37,379	176	2,433	405	2,494	541

Total Expenses	234,596	867	14,898	2,175	13,436	2,825

Net Investment Income (Loss)	62,645	2,053	77,615	1,436	27,411	(1,696)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(22,566)	(449)	(10,378)	(234)	(580)	(224)
Capital gains distributions from mutual fund investments (2)	390,491	—	48,725	10,029	3,712	22,804

Realized Gain (Loss) on Investments	367,925	(449)	38,347	9,795	3,132	22,580

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	825,034	(1,617)	(109,643)	(43,636)	45,973	18,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,255,604	($13)	$6,319	($32,405)	$76,516	$39,361

	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	MFS Value Series - Service Class	PIMCO All Asset All Authority - Advisor Class (1)	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$321,095	$30,990	$8,075	$83	$679	$366,966
EXPENSES
Mortality and expense risk	189,013	14,024	3,804	10	2,415	173,056
Administrative fees	33,969	2,781	879	3	527	28,372

Total Expenses	222,982	16,805	4,683	13	2,942	201,428

Net Investment Income (Loss)	98,113	14,185	3,392	70	(2,263)	165,538

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(24,775)	(9,696)	(39)	—	(3,857)	(226,389)
Capital gains distributions from mutual fund investments (2)	496,452	59,734	18,947	—	—	—

Realized Gain (Loss) on Investments	471,677	50,038	18,908	—	(3,857)	(226,389)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	538,443	(30,574)	33,525	(253)	(65,568)	530,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,108,233	$33,649	$55,825	($183)	($71,688)	$470,025

	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	Van Eck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$19,554	$40,547	$34,154	$—
EXPENSES
Mortality and expense risk	11,391	18,188	14,986	4,668
Administrative fees	8,137	12,991	10,704	843

Total Expenses	19,528	31,179	25,690	5,511

Net Investment Income (Loss)	26	9,368	8,464	(5,511)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(726)	(1,400)	5,140	(107,098)
Capital gains distributions from mutual fund investments (2)	272	751	232	—

Realized Gain (Loss) on Investments	(454)	(649)	5,372	(107,098)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	101,087	158,570	114,342	(132,191)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,659	$167,289	$128,178	($244,800)

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Diversified Bond		Floating Rate Income (1)		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($64,115)	($41,652)	($12,766)	($3,632)	($78,156)	($44,814)
Realized gain (loss) on investments	(414)	(16,738)	3,434	224	3,031	(3,865)
Change in net unrealized appreciation (depreciation) on investments	284,339	(16,667)	(6,207)	11,668	41,342	125,696

Net Increase (Decrease) in Net Assets Resulting from Operations	219,810	(75,057)	(15,539)	8,260	(33,783)	77,017

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	881,368	764,580	692,623	312,997	1,376,366	1,697,722
Transfers between variable and fixed accounts, net	1,803,579	190,515	(17,172)	371,221	103,292	2,179,559
Contract charges and deductions	(20,950)	(113,176)	(276)	(10)	(120,405)	(7,413)
Surrenders	(192,884)	(107,260)	(15,055)	(34,800)	(1,015,032)	(66,646)
Other	(50)	96	(38)	(38)	(147)	(174)

Net Increase in Net Assets Derived from Contract Owner Transactions	2,471,063	734,755	660,082	649,370	344,074	3,803,048

NET INCREASE IN NET ASSETS	2,690,873	659,698	644,543	657,630	310,291	3,880,065

NET ASSETS
Beginning of Year or Period	3,085,537	2,425,839	657,630	—	5,274,049	1,393,984

End of Year or Period	$5,776,410	$3,085,537	$1,302,173	$657,630	$5,584,340	$5,274,049

	High Yield Bond		Inflation Managed		Inflation Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($82,863)	($67,408)	($130,262)	($141,687)	($9,223)	($7,768)
Realized gain (loss) on investments	16,008	(11,590)	(39,794)	(102,564)	(2,222)	(5,942)
Change in net unrealized appreciation (depreciation) on investments	(25,166)	322,828	283,294	(736,190)	9,701	(43,414)

Net Increase (Decrease) in Net Assets Resulting from Operations	(92,021)	243,830	113,238	(980,441)	(1,744)	(57,124)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,540,900	717,129	671,200	743,512	101,235	107,169
Transfers between variable and fixed accounts, net	(138,260)	1,165,999	153,127	343,630	241,001	(5,632)
Contract charges and deductions	(145,462)	(111,445)	(179,128)	(27,424)	(221)	(6,957)
Surrenders	(411,005)	(375,445)	(586,282)	(1,410,670)	(37,315)	(27,761)
Other	(80)	119	255	(835)	(13)	(4)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	846,093	1,396,357	59,172	(351,787)	304,687	66,815

NET INCREASE (DECREASE) IN NET ASSETS	754,072	1,640,187	172,410	(1,332,228)	302,943	9,691

NET ASSETS
Beginning of Year	5,225,279	3,585,092	8,319,685	9,651,913	472,384	462,693

End of Year	$5,979,351	$5,225,279	$8,492,095	$8,319,685	$775,327	$472,384

(1)	Operations commenced on June 24, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($173,775)	($170,554)	($86,835)	($54,424)	($16,411)	($6,995)
Realized gain (loss) on investments	(4,075)	(87,777)	356	(2,355)	(20,376)	(7,092)
Change in net unrealized appreciation (depreciation) on investments	499,200	(178,247)	35,924	20,350	(29,659)	(30,478)

Net Increase (Decrease) in Net Assets Resulting from Operations	321,350	(436,578)	(50,555)	(36,429)	(66,446)	(44,565)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,914,453	2,385,017	1,795,851	1,610,418	175,516	226,262
Transfers between variable and fixed accounts, net	112,967	(1,416,383)	1,746,520	681,539	183,937	387,285
Contract charges and deductions	(77,350)	(226,997)	(374,106)	(94,313)	(45,499)	(1,503)
Surrenders	(737,352)	(721,983)	(299,705)	(321,111)	(29,251)	(30,825)
Other	117	(167)	383	(63)	(31)	(30)

Net Increase in Net Assets Derived from Contract Owner Transactions	1,212,835	19,487	2,868,943	1,876,470	284,672	581,189

NET INCREASE (DECREASE) IN NET ASSETS	1,534,185	(417,091)	2,818,388	1,840,041	218,226	536,624

NET ASSETS
Beginning of Year	10,973,544	11,390,635	5,113,702	3,273,661	738,719	202,095

End of Year	$12,507,729	$10,973,544	$7,932,090	$5,113,702	$956,945	$738,719

	American Funds Growth		American Funds Growth-Income		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($70,338)	($55,984)	($64,288)	($45,040)	($37,170)	($32,349)
Realized gain on investments	13,092	6,822	31,276	32,315	31,156	7,783
Change in net unrealized appreciation on investments	389,423	944,687	392,825	789,111	186,214	594,256

Net Increase in Net Assets Resulting from Operations	332,177	895,525	359,813	776,386	180,200	569,690

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	935,242	871,453	1,116,690	521,393	908,039	417,112
Transfers between variable and fixed accounts, net	49,869	(42,749)	63,900	(76,921)	(652,384)	786,681
Contract charges and deductions	(40,207)	(140,641)	(27,461)	(80,147)	(7,418)	(93,675)
Surrenders	(334,453)	(135,976)	(222,888)	(354,206)	(193,149)	(267,049)
Other	112	1,141	221	1,198	287	1,257

Net Increase in Net Assets Derived from Contract Owner Transactions	610,563	553,228	930,462	11,317	55,375	844,326

NET INCREASE IN NET ASSETS	942,740	1,448,753	1,290,275	787,703	235,575	1,414,016

NET ASSETS
Beginning of Year	4,418,242	2,969,489	3,338,415	2,550,712	2,848,135	1,434,119

End of Year	$5,360,982	$4,418,242	$4,628,690	$3,338,415	$3,083,710	$2,848,135

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($84,885)	($47,978)	($177,224)	($55,753)	($28,079)	($19,894)
Realized gain (loss) on investments	5,886	(4,428)	(20,267)	4,903	10,462	63,608
Change in net unrealized appreciation on investments	749,255	861,090	1,954,883	1,195,516	177,368	326,472

Net Increase in Net Assets Resulting from Operations	670,256	808,684	1,757,392	1,144,666	159,751	370,186

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,764,758	1,511,758	10,526,148	4,195,811	262,938	214,841
Transfers between variable and fixed accounts, net	(517,714)	1,467,168	4,386,017	(239,888)	271,802	(447,367)
Contract charges and deductions	(38,530)	(31,684)	(131,027)	(5,681)	(49,576)	(3,357)
Surrenders	(302,000)	(125,853)	(258,974)	(53,938)	(87,398)	(135,151)
Other	(33)	(32)	(1,066)	927	(39)	76

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	906,481	2,821,357	14,521,098	3,897,231	397,727	(370,958)

NET INCREASE (DECREASE) IN NET ASSETS	1,576,737	3,630,041	16,278,490	5,041,897	557,478	(772)

NET ASSETS
Beginning of Year	5,587,023	1,956,982	7,265,432	2,223,535	1,433,560	1,434,332

End of Year	$7,163,760	$5,587,023	$23,543,922	$7,265,432	$1,991,038	$1,433,560

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($29,425)	($11,033)	($33,850)	($23,511)	($59,127)	($37,716)
Realized gain (loss) on investments	(4,055)	(12,108)	13,925	20,051	(11,580)	11,070
Change in net unrealized appreciation on investments	171,226	199,568	203,664	474,576	434,491	641,371

Net Increase in Net Assets Resulting from Operations	137,746	176,427	183,739	471,116	363,784	614,725

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,104,395	37,468	790,591	565,271	795,578	499,102
Transfers between variable and fixed accounts, net	658,565	(42,287)	(531,789)	287,980	17,770	448,457
Contract charges and deductions	(3,952)	(13,661)	(11,132)	(123,524)	(22,641)	(46,990)
Surrenders	(63,162)	(10,008)	(82,973)	(49,417)	(166,715)	(73,039)
Other	40	814	2,447	772	560	2,566

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,695,886	(27,674)	167,144	681,082	624,552	830,096

NET INCREASE IN NET ASSETS	1,833,632	148,753	350,883	1,152,198	988,336	1,444,821

NET ASSETS
Beginning of Year	732,574	583,821	2,336,048	1,183,850	3,313,368	1,868,547

End of Year	$2,566,206	$732,574	$2,686,931	$2,336,048	$4,301,704	$3,313,368

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($13,536)	($7,515)	($26,112)	($23,389)	($41,101)	($29,732)
Realized gain (loss) on investments	(1,303)	7,497	4,969	37,744	1,529	17,095
Change in net unrealized appreciation on investments	142,461	143,915	183,526	399,718	99,871	564,450

Net Increase in Net Assets Resulting from Operations	127,622	143,897	162,383	414,073	60,299	551,813

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	293,254	112,489	215,086	320,880	1,196,585	165,615
Transfers between variable and fixed accounts, net	153,566	107,080	72,330	(101,991)	(9,295)	(108,485)
Contract charges and deductions	(20,108)	(51,504)	(14,487)	(130,290)	(14,699)	(34,061)
Surrenders	(78,334)	(13,989)	(97,064)	(79,347)	(184,720)	(71,762)
Other	24	(4)	308	1,267	(42)	2,637

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	348,402	154,072	176,173	10,519	987,829	(46,056)

NET INCREASE IN NET ASSETS	476,024	297,969	338,556	424,592	1,048,128	505,757

NET ASSETS
Beginning of Year	678,008	380,039	1,696,499	1,271,907	2,207,480	1,701,723

End of Year	$1,154,032	$678,008	$2,035,055	$1,696,499	$3,255,608	$2,207,480

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($57,957)	($35,671)	($30,709)	($17,886)	($16,183)	($8,854)
Realized gain (loss) on investments	27,543	(1,116)	(6,983)	11,161	(6,901)	11,998
Change in net unrealized appreciation on investments	327,758	619,824	126,620	311,141	29,189	176,200

Net Increase in Net Assets Resulting from Operations	297,344	583,037	88,928	304,416	6,105	179,344

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	659,843	701,551	668,907	355,854	323,478	574,267
Transfers between variable and fixed accounts, net	349,460	493,656	186,373	229,019	290,138	11,028
Contract charges and deductions	(22,459)	(79,192)	(7,989)	(6,175)	(11,195)	(1,176)
Surrenders	(176,641)	(96,428)	(113,303)	(30,396)	(75,457)	(26,199)
Other	(108)	(39)	(48)	14	(44)	86

Net Increase in Net Assets Derived from Contract Owner Transactions	810,095	1,019,548	733,940	548,316	526,920	558,006

NET INCREASE IN NET ASSETS	1,107,439	1,602,585	822,868	852,732	533,025	737,350

NET ASSETS
Beginning of Year	3,304,040	1,701,455	1,680,893	828,161	1,034,440	297,090

End of Year	$4,411,479	$3,304,040	$2,503,761	$1,680,893	$1,567,465	$1,034,440

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013
	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($35,738)	($20,088)	($43,391)	($24,166)	($37,954)	($31,495)
Realized gain (loss) on investments	(723)	(569)	32,935	5,517	46,417	17,147
Change in net unrealized appreciation on investments	58,756	388,196	175,072	504,453	91,914	566,675

Net Increase in Net Assets Resulting from Operations	22,295	367,539	164,616	485,804	100,377	552,327

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,118,640	433,933	988,882	691,921	452,694	249,352
Transfers between variable and fixed accounts, net	(213,521)	299,764	(200,815)	730,051	15,697	652,166
Contract charges and deductions	(20,281)	(23,360)	(21,601)	(32,152)	(32,085)	(32,615)
Surrenders	(107,847)	(33,425)	(109,174)	(31,053)	(141,128)	(224,277)
Other	(184)	428	(146)	401	39	427

Net Increase in Net Assets Derived from Contract Owner Transactions	776,807	677,340	657,146	1,359,168	295,217	645,053

NET INCREASE IN NET ASSETS	799,102	1,044,879	821,762	1,844,972	395,594	1,197,380

NET ASSETS
Beginning of Year	2,039,647	994,768	2,741,625	896,653	2,695,425	1,498,045

End of Year	$2,838,749	$2,039,647	$3,563,387	$2,741,625	$3,091,019	$2,695,425

	Value Advantage (1)		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	($10,312)	($34)	($116,423)	($78,592)	($64,851)	($35,606)
Realized gain (loss) on investments	56,057	—	192,287	(1,059)	22,310	(26,425)
Change in net unrealized appreciation on investments	37,085	1,029	1,666,455	2,070,331	1,192,461	21,868

Net Increase (Decrease) in Net Assets Resulting from Operations	82,830	995	1,742,319	1,990,680	1,149,920	(40,163)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	424,324	21,179	2,400,428	1,234,298	1,276,862	659,609
Transfers between variable and fixed accounts, net	90,717	3,290	76,040	1,275,826	1,522,443	322,842
Contract charges and deductions	(86,338)	—	(127,946)	(89,962)	(59,506)	(21,321)
Surrenders	(49,441)	—	(373,449)	(367,925)	(224,371)	(131,236)
Other	4	(1)	593	(51)	1,101	(67)

Net Increase in Net Assets Derived from Contract Owner Transactions	379,266	24,468	1,975,666	2,052,186	2,516,529	829,827

NET INCREASE IN NET ASSETS	462,096	25,463	3,717,985	4,042,866	3,666,449	789,664

NET ASSETS
Beginning of Year or Period	25,463	—	6,900,297	2,857,431	2,925,355	2,135,691

End of Year or Period	$487,559	$25,463	$10,618,282	$6,900,297	$6,591,804	$2,925,355

(1)	Operations commenced on October 3, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013
	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($27,375)	($20,021)	($64,835)	($48,400)	($58,350)	($36,316)
Realized gain (loss) on investments	17,389	(2,017)	(62,651)	(15,002)	(11,891)	15,526
Change in net unrealized appreciation (depreciation) on investments	159,519	259,993	(234,328)	312,921	(240,172)	435,175

Net Increase (Decrease) in Net Assets Resulting from Operations	149,533	237,955	(361,814)	249,519	(310,413)	414,385

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	404,201	302,729	684,213	638,441	1,999,214	402,684
Transfers between variable and fixed accounts, net	207,126	259,426	894,715	348,984	466,756	(858)
Contract charges and deductions	(16,406)	(11,232)	(46,403)	(31,575)	(46,916)	(118,301)
Surrenders	(174,214)	(42,237)	(237,359)	(152,839)	(222,280)	(173,290)
Other	84	(29)	(137)	1,417	(791)	1,617

Net Increase in Net Assets Derived from Contract Owner Transactions	420,791	508,657	1,295,029	804,428	2,195,983	111,852

NET INCREASE IN NET ASSETS	570,324	746,612	933,215	1,053,947	1,885,570	526,237

NET ASSETS
Beginning of Year	1,693,866	947,254	3,807,371	2,753,424	2,995,457	2,469,220

End of Year	$2,264,190	$1,693,866	$4,740,586	$3,807,371	$4,881,027	$2,995,457

	International Small-Cap		International Value		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($19,566)	($8,875)	($28,110)	($21,199)	($3,857)	($521)
Realized gain (loss) on investments	35,145	3,646	(6,900)	20,988	5,683	(90)
Change in net unrealized appreciation (depreciation) on investments	(22,290)	164,929	(225,157)	286,920	13,025	(669)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,711)	159,700	(260,167)	286,709	14,851	(1,280)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	234,143	119,459	384,692	357,019	112,139	24,131
Transfers between variable and fixed accounts, net	51,524	185,007	308,996	21,821	50,995	84,818
Contract charges and deductions	(32,597)	(2,640)	(9,376)	(81,305)	(20)	(1,068)
Surrenders	(81,592)	(23,479)	(95,497)	(94,541)	(23,685)	—
Other	(44)	365	(761)	1,393	4	(5)

Net Increase in Net Assets Derived from Contract Owner Transactions	171,434	278,712	588,054	204,387	139,433	107,876

NET INCREASE IN NET ASSETS	164,723	438,412	327,887	491,096	154,284	106,596

NET ASSETS
Beginning of Year	964,271	525,859	1,893,743	1,402,647	109,089	2,493

End of Year	$1,128,994	$964,271	$2,221,630	$1,893,743	$263,373	$109,089

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013
					American Funds
	Global Absolute Return		Precious Metals		Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($6,294)	($1,548)	($17,088)	($1,412)	($1,470,964)	($605,337)
Realized loss on investments	(857)	(5,697)	(164,962)	(1,580)	(91,810)	(21,728)
Change in net unrealized appreciation (depreciation) on investments	33,774	(1,896)	(171,155)	(42,055)	5,493,960	8,830,416

Net Increase (Decrease) in Net Assets Resulting from Operations	26,623	(9,141)	(353,205)	(45,047)	3,931,186	8,203,351

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	273,152	249,168	938,040	182,736	26,245,463	16,630,100
Transfers between variable and fixed accounts, net	155,696	6,003	394,595	113,931	26,288,594	34,285,395
Contract charges and deductions	(803)	—	(8,204)	—	(1,547,338)	(424,402)
Surrenders	(15,251)	(464)	(46,471)	(126)	(2,663,682)	(1,378,359)
Other	(28)	(21)	35	(11)	(7,806)	(4,907)

Net Increase in Net Assets Derived from Contract Owner Transactions	412,766	254,686	1,277,995	296,530	48,315,231	49,107,827

NET INCREASE IN NET ASSETS	439,389	245,545	924,790	251,483	52,246,417	57,311,178

NET ASSETS
Beginning of Year	246,016	471	251,682	199	77,465,624	20,154,446

End of Year	$685,405	$246,016	$1,176,472	$251,682	$129,712,041	$77,465,624

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($344,204)	($193,774)	($940,956)	($551,788)	($203,895)	($136,811)
Realized gain (loss) on investments	(15,699)	(4,344)	(17,625)	10,154	(5,639)	61,920
Change in net unrealized appreciation on investments	1,354,608	1,310,667	3,709,823	5,887,302	771,993	1,941,605

Net Increase in Net Assets Resulting from Operations	994,705	1,112,549	2,751,242	5,345,668	562,459	1,866,714

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,024,432	4,376,682	18,287,977	13,783,810	2,675,704	842,517
Transfers between variable and fixed accounts, net	4,111,918	5,249,344	8,326,980	8,565,620	2,746,632	637,229
Contract charges and deductions	(1,098,506)	(181,679)	(637,907)	(519,244)	(502,787)	(75,777)
Surrenders	(871,129)	(533,492)	(2,059,879)	(907,122)	(1,054,876)	(379,114)
Other	(1,329)	(568)	(2,195)	(1,008)	(135)	(4,974)

Net Increase in Net Assets Derived from Contract Owner Transactions	10,165,386	8,910,287	23,914,976	20,922,056	3,864,538	1,019,881

NET INCREASE IN NET ASSETS	11,160,091	10,022,836	26,666,218	26,267,724	4,426,997	2,886,595

NET ASSETS
Beginning of Year	21,002,800	10,979,964	55,806,917	29,539,193	11,828,425	8,941,830

End of Year	$32,162,891	$21,002,800	$82,473,135	$55,806,917	$16,255,422	$11,828,425

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2014	2013	2014	2013
	Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,574,057)	($1,859,615)	($3,170,795)	($3,176,197)	($10,676,658)	($10,206,666)
Realized gain on investments	1,369,003	1,697,630	1,052,333	548,204	4,389,104	842,028
Change in net unrealized appreciation on investments	2,112,960	2,043,577	6,907,248	15,096,569	26,249,179	76,205,999

Net Increase in Net Assets Resulting from Operations	1,907,906	1,881,592	4,788,786	12,468,576	19,961,625	66,841,361

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,995,024	7,851,595	9,954,614	14,960,224	23,980,383	31,018,803
Transfers between variable and fixed accounts, net	(1,428,205)	(33,453,727)	(1,496,714)	14,817,562	5,581,705	32,134,095
Contract charges and deductions	(2,155,642)	(1,795,047)	(3,378,141)	(3,363,279)	(11,777,564)	(11,768,185)
Surrenders	(10,668,023)	(10,150,972)	(13,418,733)	(15,658,992)	(42,450,384)	(38,323,418)
Other	319	1,853	3,698	(1,917)	(3,560)	(20,406)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,256,527)	(37,546,298)	(8,335,276)	10,753,598	(24,669,420)	13,040,889

NET INCREASE (DECREASE) IN NET ASSETS	(6,348,621)	(35,664,706)	(3,546,490)	23,222,174	(4,707,795)	79,882,250

NET ASSETS
Beginning of Year	105,694,996	141,359,702	201,173,455	177,951,281	679,545,787	599,663,537

End of Year	$99,346,375	$105,694,996	$197,626,965	$201,173,455	$674,837,992	$679,545,787

	Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth		Invesco V.I. Balanced-Risk Allocation Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($8,422,447)	($8,359,212)	($2,377,295)	($2,373,012)	($203,196)	$2,453
Realized gain on investments	12,098,627	7,005,466	5,502,484	1,694,610	791,758	262,364
Change in net unrealized appreciation (depreciation) on investments	13,944,799	76,069,210	1,949,431	25,033,005	(42,128)	(249,565)

Net Increase in Net Assets Resulting from Operations	17,620,979	74,715,464	5,074,620	24,354,603	546,434	15,252

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,086,432	7,159,685	1,388,596	1,539,818	3,768,318	3,481,766
Transfers between variable and fixed accounts, net	(1,516,839)	(10,703,698)	(2,654,369)	985,755	998,412	(2,343,407)
Contract charges and deductions	(7,325,092)	(6,058,420)	(2,141,518)	(2,001,944)	(124,527)	(193,021)
Surrenders	(42,356,526)	(32,872,928)	(15,976,438)	(8,617,997)	(504,266)	(343,703)
Other	6,965	(10,085)	5,993	(5,671)	398	528

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(44,105,060)	(42,485,446)	(19,377,736)	(8,100,039)	4,138,335	602,163

NET INCREASE (DECREASE) IN NET ASSETS	(26,484,081)	32,230,018	(14,303,116)	16,254,564	4,684,769	617,415

NET ASSETS
Beginning of Year	532,329,838	500,099,820	148,100,155	131,845,591	11,843,747	11,226,332

End of Year	$505,845,757	$532,329,838	$133,797,039	$148,100,155	$16,528,516	$11,843,747

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended December 31, 2014	Year Ended December 31, 2014	Period Ended December 31, 2013	Period Ended December 31, 2014
	Invesco V.I. Equity and Income Series II (1)	American Century VP Mid Cap Value Class II (2)		American Funds IS Asset Allocation Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,210	($8,196)	($2,180)	$305
Realized gain (loss) on investments	6,144	53,801	9,131	(2)
Change in net unrealized appreciation (depreciation) on investments	(4,890)	164,888	78,734	234

Net Increase in Net Assets Resulting from Operations	2,464	210,493	85,685	537

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	144,411	648,568	153,995	16,565
Transfers between variable and fixed accounts, net	32,669	957,789	748,822	11,809
Contract charges and deductions	—	(88,184)	(36)	(23)
Surrenders	—	(118,196)	(78,098)	(1,783)
Other	(12)	6	(46)	—

Net Increase in Net Assets Derived from Contract Owner Transactions	177,068	1,399,983	824,637	26,568

NET INCREASE IN NET ASSETS	179,532	1,610,476	910,322	27,105

NET ASSETS
Beginning of Year or Period	—	910,322	—	—

End of Year or Period	$179,532	$2,520,798	$910,322	$27,105

	American Funds IS Capital Income Builder Class 4 (1)	American Funds IS Global Growth Fund Class 4 (3)		American Funds IS Growth Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,314	$615	$150	$19
Realized gain (loss) on investments	409	7,993	—	(2)
Change in net unrealized appreciation (depreciation) on investments	(4,705)	(5,149)	334	145

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,982)	3,459	484	162

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	229,507	159,062	15,577	11,882
Transfers between variable and fixed accounts, net	115,232	26,123	—	—
Contract charges and deductions	(22)	(435)	—	(8)
Surrenders	(709)	(1,923)	—	—
Other	(17)	(26)	(1)	1

Net Increase in Net Assets Derived from Contract Owner Transactions	343,991	182,801	15,576	11,875

NET INCREASE IN NET ASSETS	341,009	186,260	16,060	12,037

NET ASSETS
Beginning of Year or Period	—	16,060	—	—

End of Year or Period	$341,009	$202,320	$16,060	$12,037

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on March 4, 2013.
(3)	Operations commenced on November 26, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Period Ended December 31, 2013	Year/Period Ended December 31, 2014	Period Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013
	American Funds IS International Fund Class 4 (1)		American Funds IS International Growth and Income Fund Class 4 (1)		American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,861		$5,517		($19,818)	$459
Realized gain (loss) on investments	(65)		(5,039)		(469)	—
Change in net unrealized appreciation (depreciation) on investments	(15,505)		(15,017)		51,003	1,478

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,709)		(14,539)		30,716	1,937

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	229,594		223,326		1,958,588	306,551
Transfers between variable and fixed accounts, net	22,743		(27,345)		993,144	—
Contract charges and deductions	—		(26)		(10,627)	—
Surrenders	(418)		(1,102)		(28,256)	—
Other	(20)		(10)		(157)	(27)

Net Increase in Net Assets Derived from Contract Owner Transactions	251,899		194,843		2,912,692	306,524

NET INCREASE IN NET ASSETS	238,190		180,304		2,943,408	308,461

NET ASSETS
Beginning of Year or Period	—		—		308,461	—

End of Year or Period	$238,190		$180,304		$3,251,869	$308,461

	American Funds IS New World Fund Class 4 (3)		American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4 (4)		BlackRock Capital Appreciation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$863	$38	$1,355	$32	($2,894)	($2,491)
Realized gain (loss) on investments	38,568	—	(559)	—	58,548	51,643
Change in net unrealized appreciation (depreciation) on investments	(82,674)	21	692	(88)	(28,487)	38,413

Net Increase (Decrease) in Net Assets Resulting from Operations	(43,243)	59	1,488	(56)	27,167	87,565

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	511,179	3,556	144,385	8,399	10,833	—
Transfers between variable and fixed accounts, net	21,008	—	61,796	5,064	(19,752)	122,268
Contract charges and deductions	(7)	—	(1)	—	(3,945)	(29,672)
Surrenders	(2,318)	—	(8,490)	—	(8,368)	(3,910)
Other	(43)	—	(9)	—	(6)	(4)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	529,819	3,556	197,681	13,463	(21,238)	88,682

NET INCREASE IN NET ASSETS	486,576	3,615	199,169	13,407	5,929	176,247

NET ASSETS
Beginning of Year or Period	3,615	—	13,407	—	363,874	187,627

End of Year or Period	$490,191	$3,615	$212,576	$13,407	$369,803	$363,874

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on December 3, 2013.
(3)	Operations commenced on November 27, 2013.
(4)	Operations commenced on December 9, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2014	Year/Period Ended December 31, 2014	Period Ended December 31, 2013
	BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)	BlackRock iShares Dynamic Allocation V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,459,381	($206,724)	$2,637	$2,507
Realized gain on investments	12,303,593	4,306,177	163	173
Change in net unrealized appreciation (depreciation) on investments	(13,286,988)	7,195,816	(3,171)	(8,505)

Net Increase (Decrease) in Net Assets Resulting from Operations	475,986	11,295,269	(371)	(5,825)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	32,221,932	25,406,813	186,883	398,800
Transfers between variable and fixed accounts, net	6,321,604	1,003,818	88,089	119,732
Contract charges and deductions	(1,210,586)	(870,415)	—	—
Surrenders	(3,450,481)	(3,062,288)	(416)	—
Other	(5,447)	(1,327)	(13)	(177)

Net Increase in Net Assets Derived from Contract Owner Transactions	33,877,022	22,476,601	274,543	518,355

NET INCREASE IN NET ASSETS	34,353,008	33,771,870	274,172	512,530

NET ASSETS
Beginning of Year or Period	111,332,701	77,560,831	—	—

End of Year or Period	$145,685,709	$111,332,701	$274,172	$512,530

	BlackRock iShares Dynamic Fixed Income V.I. Class I (1)		BlackRock iShares Equity Appreciation V.I. Class I (1)	Fidelity VIP Contrafund Service Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$299		$185	($1,275)	$4,938
Realized gain (loss) on investments	(4)		(14)	172,504	543
Change in net unrealized appreciation (depreciation) on investments	(336)		(606)	241,660	334,444

Net Increase (Decrease) in Net Assets Resulting from Operations	(41)		(435)	412,889	339,925

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	51,284		11,697	3,190,457	1,614,720
Transfers between variable and fixed accounts, net	6,665		18,615	968,976	1,204,955
Contract charges and deductions	—		—	(6,457)	(76)
Surrenders	(419)		(412)	(78,662)	(63,268)
Other	13		(1)	44	(117)

Net Increase in Net Assets Derived from Contract Owner Transactions	57,543		29,899	4,074,358	2,756,214

NET INCREASE IN NET ASSETS	57,502		29,464	4,487,247	3,096,139

NET ASSETS
Beginning of Year or Period	—		—	3,096,139	—

End of Year or Period	$57,502		$29,464	$7,583,386	$3,096,139

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on February 12, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2014	Year Ended December 31, 2014	Year/Period Ended December 31, 2013
	Fidelity VIP FundsManager 60% Service Class 2		Fidelity VIP Money Market Service Class (1)	Fidelity VIP Strategic Income Service Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15,134	$13,999	($35,192)	$34,959	$1,006
Realized gain (loss) on investments	284,665	217,573	—	10,894	219
Change in net unrealized appreciation (depreciation) on investments	170,376	435,449	—	(68,805)	(1,181)

Net Increase (Decrease) in Net Assets Resulting from Operations	470,175	667,021	(35,192)	(22,952)	44

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,208,173	3,540,467	1,970,643	934,301	67,021
Transfers between variable and fixed accounts, net	2,494,316	1,381,361	5,936,514	640,044	5,064
Contract charges and deductions	(108,771)	(132,069)	(1,282)	(9,419)	—
Surrenders	(300,207)	(88,258)	(3,630,537)	(9,809)	—
Other	(259)	(14)	(212)	(42)	(7)

Net Increase in Net Assets Derived from Contract Owner Transactions	8,293,252	4,701,487	4,275,126	1,555,075	72,078

NET INCREASE IN NET ASSETS	8,763,427	5,368,508	4,239,934	1,532,123	72,122

NET ASSETS
Beginning of Year or Period	7,404,985	2,036,477	—	72,122	—

End of Year or Period	$16,168,412	$7,404,985	$4,239,934	$1,604,245	$72,122

	First Trust/Dow Jones Dividend & Income Allocation Class I		First Trust Multi Income Allocation Class I (1)	Franklin Founding Funds Allocation VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($22,510)	($5,002)	$834	$3,082	$4,715
Realized gain (loss) on investments	(8,784)	51,344	(5)	(393)	7,455
Change in net unrealized appreciation (depreciation) on investments	534,650	211,611	(515)	(1,483)	2,335

Net Increase in Net Assets Resulting from Operations	503,356	257,953	314	1,206	14,505

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,851,574	2,220,120	190,106	—	5,000
Transfers between variable and fixed accounts, net	1,035,205	267,429	19,082	49,319	54,319
Contract charges and deductions	(185,681)	(16,014)	—	(436)	(353)
Surrenders	(235,837)	(55,520)	(278)	(3,328)	—
Other	988	(997)	(10)	(2)	(2)

Net Increase in Net Assets Derived from Contract Owner Transactions	3,466,249	2,415,018	208,900	45,553	58,964

NET INCREASE IN NET ASSETS	3,969,605	2,672,971	209,214	46,759	73,469

NET ASSETS
Beginning of Year or Period	3,840,939	1,167,968	—	116,212	42,743

End of Year or Period	$7,810,544	$3,840,939	$209,214	$162,971	$116,212

(1)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(2)	Operations commenced on November 8, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013	Year/Period Ended December 31, 2014	Period Ended December 31, 2013
	Franklin Founding Funds		Franklin Mutual Global		Franklin Rising
	Allocation VIP Class 4		Discovery VIP Class 2		Dividends VIP Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$190,640	$770,107	$29,602	$9,076	($2,397)	($3,082)
Realized gain (loss) on investments	(57,479)	1,371,237	244,374	91,872	66,022	(2,361)
Change in net unrealized appreciation (depreciation) on investments	1,433	(397,422)	(122,007)	88,594	156,379	201,539

Net Increase in Net Assets
Resulting from Operations	134,594	1,743,922	151,969	189,542	220,004	196,096

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,903,950	1,417,575	2,205,969	702,546	1,922,820	1,048,765
Transfers between variable and fixed accounts, net	1,557,207	2,316,456	403,658	485,568	(174,186)	908,173
Contract charges and deductions	(425,195)	(119,053)	(95,327)	(31,424)	(61,889)	(148)
Surrenders	(962,926)	(732,661)	(159,693)	(29,887)	(52,271)	(80,197)
Other	(430)	(229)	(233)	(46)	(160)	221

Net Increase in Net Assets Derived from Contract Owner Transactions	3,072,606	2,882,088	2,354,374	1,126,757	1,634,314	1,876,814

NET INCREASE IN NET ASSETS	3,207,200	4,626,010	2,506,343	1,316,299	1,854,318	2,072,910

NET ASSETS
Beginning of Year or Period	12,006,174	7,380,164	1,609,812	293,513	2,072,910	—

End of Year or Period	$15,213,374	$12,006,174	$4,116,155	$1,609,812	$3,927,228	$2,072,910

	Templeton Global Bond VIP Class 2		GE Investments Total Return Class 3		IVY Funds VIP Asset Strategy (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$109,402	$66,799	$51,046	$13,648	($1,460)
Realized gain (loss) on investments	(91,278)	(46,035)	654,072	1,011,000	1,957
Change in net unrealized appreciation (depreciation) on investments	(40,998)	(26,691)	102,927	1,115,630	(13,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,874)	(5,927)	808,045	2,140,278	(12,773)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,217,462	819,666	4,795,028	4,216,297	393,939
Transfers between variable and fixed accounts, net	545,464	835,186	388,349	833,506	16,967
Contract charges and deductions	(47,098)	(1,915)	(302,858)	(211,010)	—
Surrenders	(114,924)	(151,005)	(779,181)	(313,506)	(130)
Other	(109)	(107)	(569)	199	(26)

Net Increase in Net Assets Derived from Contract Owner Transactions	2,600,795	1,501,825	4,100,769	4,525,486	410,750

NET INCREASE IN NET ASSETS	2,577,921	1,495,898	4,908,814	6,665,764	397,977

NET ASSETS
Beginning of Year or Period	1,658,921	163,023	20,724,967	14,059,203	—

End of Year or Period	$4,236,842	$1,658,921	$25,633,781	$20,724,967	$397,977

(1)	Operations commenced on February 6, 2013.
(2)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year/Period Ended December 31, 2013
	Janus Aspen Series Balanced Service Shares (1)		Janus Aspen Series Flexible Bond Service Shares (2)		Lord Abbett Bond Debenture Class VC (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$62,645	$17,922	$2,053		$77,615	$22,113
Realized gain (loss) on investments	367,925	68,801	(449)		38,347	9,053
Change in net unrealized appreciation (depreciation) on investments	825,034	301,759	(1,617)		(109,643)	(17,022)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,255,604	388,482	(13)		6,319	14,144

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14,027,723	1,964,520	184,065		550,345	387,472
Transfers between variable and fixed accounts, net	4,863,988	8,872,431	60,793		882,577	161,480
Contract charges and deductions	(151,870)	(18,062)	—		(9,592)	(51)
Surrenders	(610,956)	(142,216)	—		(30,876)	(3,038)
Other	(10,146)	(1,032)	(12)		(103)	(31)

Net Increase in Net Assets Derived from Contract Owner Transactions	18,118,739	10,675,641	244,846		1,392,351	545,832

NET INCREASE IN NET ASSETS	19,374,343	11,064,123	244,833		1,398,670	559,976

NET ASSETS
Beginning of Year or Period	11,064,123	—	—		559,976	—

End of Year or Period	$30,438,466	$11,064,123	$244,833		$1,958,646	$559,976

	Lord Abbett International Core Equity Class VC		Lord Abbett Total Return Class VC		MFS Investors Growth Stock Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,436	$1,555	$27,411	$16,295	($1,696)	($169)
Realized gain (loss) on investments	9,795	2,404	3,132	(3,307)	22,580	4,901
Change in net unrealized appreciation (depreciation) on investments	(43,636)	20,345	45,973	(29,411)	18,477	22,479

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,405)	24,304	76,516	(16,423)	39,361	27,211

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	118,982	81,057	641,587	317,853	179,127	166,945
Transfers between variable and fixed accounts, net	68,460	37,829	267,003	532,171	21,247	57,596
Contract charges and deductions	(2,240)	(1,043)	(16,118)	(75,371)	(2,526)	(690)
Surrenders	(4,518)	(1,139)	(40,117)	(14,349)	(5,594)	(1,252)
Other	(5)	(3)	(58)	(22)	(9)	(7)

Net Increase in Net Assets Derived from Contract Owner Transactions	180,679	116,701	852,297	760,282	192,245	222,592

NET INCREASE IN NET ASSETS	148,274	141,005	928,813	743,859	231,606	249,803

NET ASSETS
Beginning of Year	196,334	55,329	1,265,757	521,898	261,870	12,067

End of Year	$344,608	$196,334	$2,194,570	$1,265,757	$493,476	$261,870

(1)	Operations commenced on February 18, 2013.
(2)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(3)	Operations commenced on January 23, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Period Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013
	MFS Total Return Series - Service Class		MFS Utilities Series - Service Class (1)		MFS Value Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$98,113	$26,831	$14,185	$1,480	$3,392	$1,104
Realized gain on investments	471,677	29,640	50,038	2,467	18,908	1,551
Change in net unrealized appreciation (depreciation) on investments	538,443	985,834	(30,574)	7,645	33,525	112,388

Net Increase in Net Assets Resulting from Operations	1,108,233	1,042,305	33,649	11,592	55,825	115,043

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,914,224	2,696,737	1,576,828	83,811	106,766	58,123
Transfers between variable and fixed accounts, net	2,850,294	5,908,724	441,272	93,974	32,550	70,609
Contract charges and deductions	(151,232)	(59,178)	(331)	(53)	(5,740)	(17,416)
Surrenders	(474,401)	(145,905)	(42,954)	(5,130)	(11,237)	(4,267)
Other	(764)	(161)	(138)	(8)	(10)	(6)

Net Increase in Net Assets Derived from Contract Owner Transactions	7,138,121	8,400,217	1,974,677	172,594	122,329	107,043

NET INCREASE IN NET ASSETS	8,246,354	9,442,522	2,008,326	184,186	178,154	222,086

NET ASSETS
Beginning of Year or Period	12,808,659	3,366,137	184,186	—	513,170	291,084

End of Year or Period	$21,055,013	$12,808,659	$2,192,512	$184,186	$691,324	$513,170

	PIMCO All Asset All Authority - Advisor Class (2)		PIMCO CommodityRealReturn Strategy - Advisor Class (3)		PIMCO Global Multi-Asset Managed Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$70		($2,263)	($94)	$165,538	$263,247
Realized gain (loss) on investments	—		(3,857)	(525)	(226,389)	(171,593)
Change in net unrealized appreciation (depreciation) on investments	(253)		(65,568)	(6,973)	530,876	(1,480,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	(183)		(71,688)	(7,592)	470,025	(1,388,375)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,453		155,898	89,765	1,474,919	3,569,698
Transfers between variable and fixed accounts, net	154		65,719	36,185	(721,925)	20,378
Contract charges and deductions	—		(27)	(3)	(118,914)	(165,132)
Surrenders	—		(412)	—	(1,064,238)	(302,313)
Other	1		(13)	(8)	(72)	(402)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,608		221,165	125,939	(430,230)	3,122,229

NET INCREASE IN NET ASSETS	4,425		149,477	118,347	39,795	1,733,854

NET ASSETS
Beginning of Year or Period	—		118,347	—	14,799,558	13,065,704

End of Year or Period	$4,425		$267,824	$118,347	$14,839,353	$14,799,558

(1)	Operations commenced on January 15, 2013.
(2)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(3)	Operations commenced on January 23, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2014	Year/Period Ended December 31, 2013	Year Ended December 31, 2014	Period Ended December 31, 2013	Year Ended December 31, 2014	Period Ended December 31, 2013
	Schwab VIT Balanced		Schwab VIT Balanced with Growth (1)		Schwab VIT Growth (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$26	($6,788)	$9,368	($7,690)	$8,464	($8,572)
Realized gain (loss) on investments	(454)	(135)	(649)	(9,199)	5,372	(146)
Change in net unrealized appreciation on investments	101,087	87,048	158,570	159,360	114,342	234,204

Net Increase in Net Assets Resulting from Operations	100,659	80,125	167,289	142,471	128,178	225,486

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,179,565	2,147,446	2,575,051	3,200,759	785,783	3,875,009
Transfers between variable and fixed accounts, net	125,786	614	(851)	(614)	(124,934)	—
Contract charges and deductions	(24,815)	(10,419)	(39,886)	(7,343)	(32,475)	(7,697)
Surrenders	(95,145)	(48,197)	(81,718)	(10,460)	(883,937)	(3,045)
Other	(20)	(40)	(68)	572	(9)	(399)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,185,371	2,089,404	2,452,528	3,182,914	(255,572)	3,863,868

NET INCREASE (DECREASE) IN NET ASSETS	1,286,030	2,169,529	2,619,817	3,325,385	(127,394)	4,089,354

NET ASSETS
Beginning of Year or Period	2,321,793	152,264	3,325,385	—	4,089,354	—

End of Year or Period	$3,607,823	$2,321,793	$5,945,202	$3,325,385	$3,961,960	$4,089,354

	Van Eck VIP Global Hard Assets Class S (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($5,511)	($670)
Realized gain (loss) on investments	(107,098)	148
Change in net unrealized appreciation (depreciation) on investments	(132,191)	6,217

Net Increase (Decrease) in Net Assets Resulting from Operations	(244,800)	5,695

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	328,637	90,151
Transfers between variable and fixed accounts, net	320,860	27,021
Contract charges and deductions	(38)	—
Surrenders	(14,344)	—
Other	(18)	(7)

Net Increase in Net Assets Derived from Contract Owner Transactions	635,097	117,165

NET INCREASE IN NET ASSETS	390,297	122,860

NET ASSETS
Beginning of Year or Period	122,860	—

End of Year or Period	$513,157	$122,860

(1)	Operations commenced on February 20, 2013.
(2)	Operations commenced on February 25, 2013.
(3)	Operations commenced on January 23, 2013.

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of units outstanding, net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding (1)	Net Assets (1)					Investment Income Ratios (4)
			AUV (2)		Expense Ratios (3)			Total Returns (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Diversified Bond
2014	487,598	$5,776,410	$10.16	$14.30	0.40%	1.85%	0.00%	5.72%	7.27%
2013	262,516	3,085,537	9.60	13.34	0.40%	1.85%	0.00%	(2.96%)	(1.54%)
2012	197,179	2,425,839	10.68	13.54	0.40%	1.85%	3.07%	6.38%	7.93%
2011	162,481	1,878,990	10.27	12.55	0.40%	2.00%	3.44%	4.00%	5.52%
2010	8,833,710	98,394,790	10.60	11.89	0.40%	2.00%	3.16%	5.90%	7.61%
Floating Rate Income
2014	129,762	$1,302,173	$9.95	$10.20	0.40%	1.85%	0.00%	(1.43%)	(0.69%)
06/24/2013 - 12/31/2013	64,963	657,630	10.10	10.15	1.10%	1.85%	0.00%	2.47%	2.47%
Floating Rate Loan
2014	557,937	$5,584,340	$9.38	$11.72	0.40%	1.95%	0.00%	(1.11%)	0.44%
2013	527,366	5,274,049	9.47	11.83	0.40%	1.95%	0.00%	2.61%	4.11%
2012	141,992	1,393,984	9.23	11.52	0.40%	1.85%	4.92%	6.11%	7.67%
2011	160,609	1,422,290	8.70	10.84	0.40%	2.00%	9.90%	0.63%	2.10%
2010	3,923,832	34,225,952	8.65	10.76	0.40%	2.00%	4.66%	5.15%	6.85%
High Yield Bond
2014	425,163	$5,979,351	$9.97	$22.49	0.40%	1.85%	0.00%	(1.47%)	(0.03%)
2013	331,433	5,225,279	10.12	22.72	0.40%	1.85%	0.00%	5.28%	6.82%
2012	228,675	3,585,092	11.33	21.48	0.40%	1.85%	6.86%	13.18%	14.84%
2011	218,941	3,234,418	10.33	18.90	0.40%	2.00%	8.10%	1.53%	3.00%
2010	2,022,723	29,747,299	11.14	18.53	0.40%	2.00%	7.74%	12.26%	14.07%
Inflation Managed
2014	591,298	$8,492,095	$9.01	$22.91	0.40%	1.95%	0.00%	1.12%	2.70%
2013	555,746	8,319,685	8.90	22.53	0.40%	2.00%	0.00%	(10.68%)	(9.28%)
2012	555,785	9,651,913	10.82	25.08	0.40%	2.00%	2.28%	7.69%	9.43%
2011	470,933	7,742,381	10.03	23.15	0.40%	2.00%	2.28%	9.64%	11.41%
2010	9,095,465	138,245,290	10.61	20.99	0.40%	2.00%	2.00%	6.62%	8.34%
Inflation Strategy
2014	80,750	$775,327	$8.94	$10.15	1.10%	1.85%	0.00%	0.45%	1.21%
2013	48,156	472,384	8.89	10.03	1.10%	1.85%	0.00%	(11.13%)	(10.46%)
2012	41,671	462,693	11.06	11.20	1.10%	1.85%	0.41%	3.57%	4.30%
06/08/2011 - 12/31/2011	12,848	137,464	10.68	10.73	1.15%	1.85%	12.88%	6.38%	6.38%
Managed Bond
2014	894,940	$12,507,729	$9.76	$24.84	0.40%	1.95%	0.00%	2.42%	4.02%
2013	730,064	10,973,544	9.50	24.12	0.40%	1.95%	0.00%	(4.09%)	(2.60%)
2012	717,650	11,390,635	10.85	25.01	0.40%	1.95%	5.39%	8.58%	10.28%
2011	539,496	8,365,487	9.98	22.91	0.40%	2.00%	1.31%	1.84%	3.43%
2010	10,782,280	169,666,701	10.64	22.37	0.40%	2.00%	3.70%	6.80%	8.53%
Short Duration Bond
2014	780,795	$7,932,090	$9.78	$12.10	0.40%	1.95%	0.00%	(1.28%)	0.27%
2013	496,891	5,113,702	9.88	12.07	0.40%	1.95%	0.00%	(1.54%)	0.00%
2012	309,224	3,273,661	10.13	12.07	0.40%	1.95%	0.81%	1.19%	2.78%
2011	231,937	2,422,385	9.95	11.75	0.40%	2.00%	1.26%	(1.07%)	0.47%
2010	4,782,689	50,472,324	10.12	11.69	0.40%	2.00%	1.50%	1.36%	2.99%
Emerging Markets Debt
2014	102,407	$956,945	$8.67	$9.85	0.40%	1.95%	0.00%	(5.68%)	(4.21%)
2013	74,064	738,719	9.17	10.28	0.40%	1.95%	0.00%	(8.15%)	(6.81%)
06/08/2012 - 12/31/2012	18,415	202,095	10.92	11.03	0.40%	1.85%	7.20%	12.07%	12.07%
American Funds Growth
2014	357,807	$5,360,982	$12.55	$20.38	0.40%	1.85%	0.00%	6.24%	7.79%
2013	295,653	4,418,242	11.80	18.90	0.40%	1.85%	0.00%	27.26%	29.11%
2012	248,282	2,969,489	9.54	14.64	0.40%	1.85%	0.18%	15.29%	16.98%
2011	237,851	2,558,305	8.23	12.52	0.40%	2.00%	0.04%	(6.40%)	(5.04%)
2010 (6)	2,524,283	29,230,747	8.75	13.18	0.40%	2.00%	0.00%	15.92%	17.79%
American Funds Growth-Income
2014	308,484	$4,628,690	$12.88	$19.16	0.40%	1.85%	0.00%	8.31%	9.90%
2013	233,037	3,338,415	11.90	17.44	0.40%	1.85%	0.00%	30.56%	32.46%
2012	229,482	2,550,712	9.17	13.16	0.40%	1.85%	1.22%	14.91%	16.60%
2011	217,155	2,145,777	7.94	11.29	0.40%	2.00%	0.10%	(4.03%)	(2.63%)
2010 (6)	4,160,618	42,867,621	8.23	11.70	0.40%	2.00%	0.00%	8.83%	10.58%
Comstock
2014	199,742	$3,083,710	$12.75	$19.88	0.40%	1.85%	0.00%	7.16%	8.72%
2013	184,015	2,848,135	11.88	18.29	0.40%	1.85%	0.00%	33.10%	34.57%
2012	121,349	1,434,119	9.01	12.79	0.75%	1.85%	1.75%	16.36%	17.65%
2011	162,672	1,674,147	7.71	10.87	0.40%	2.00%	0.47%	(3.90%)	(2.84%)
2010	7,131,901	73,294,265	7.98	12.02	0.40%	2.00%	1.30%	13.14%	14.96%

See Notes to Financial Statements	See explanation of references on Page H-35

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	Units Outstanding (1)	Net Assets (1)					Investment Income Ratios (4)
			AUV (2)		Expense Ratios (3)			Total Returns (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Dividend Growth
2014	503,331	$7,163,760	$12.71	$19.06	0.40%	1.95%	0.00%	9.94%	11.66%
2013	418,451	5,587,023	11.56	17.28	0.40%	1.95%	0.00%	27.60%	29.59%
2012	180,269	1,956,982	9.24	13.43	0.40%	1.95%	1.96%	12.33%	14.09%
2011	118,136	1,165,647	8.18	11.95	0.40%	2.00%	0.24%	1.28%	2.86%
2010	3,458,255	34,169,861	8.02	11.83	0.40%	2.00%	1.21%	8.58%	10.33%
Equity Index
2014	1,636,678	$23,543,922	$13.03	$34.30	0.40%	1.95%	0.00%	11.19%	12.93%
2013	543,942	7,265,432	11.68	30.67	0.40%	1.95%	0.00%	29.50%	31.39%
2012	217,090	2,223,535	9.59	23.58	0.40%	1.85%	2.44%	13.64%	15.31%
2011	139,069	1,347,082	8.40	20.66	0.40%	2.00%	0.13%	(0.04%)	1.42%
2010	5,948,414	62,969,187	8.36	20.57	0.40%	2.00%	1.70%	12.54%	14.35%
Focused Growth
2014	118,188	$1,991,038	$12.04	$25.84	1.10%	1.95%	0.00%	7.95%	8.82%
2013	84,308	1,433,560	11.14	23.87	1.15%	1.95%	0.00%	30.94%	31.99%
2012	107,893	1,434,332	8.49	18.17	1.15%	1.95%	0.00%	20.82%	21.80%
2011	109,291	1,380,671	7.02	15.00	1.15%	1.95%	0.00%	(11.44%)	(10.73%)
2010	107,913	1,508,327	7.91	16.88	1.15%	1.95%	0.00%	8.22%	9.08%
Growth
2014	169,950	$2,566,206	$13.26	$36.38	0.95%	1.95%	0.00%	6.77%	7.63%
2013	46,772	732,574	12.40	33.88	1.15%	1.95%	0.00%	31.62%	32.68%
2012	48,638	583,821	9.53	25.60	1.15%	1.95%	0.96%	15.95%	16.88%
2011	39,291	402,701	8.17	21.96	0.40%	2.00%	0.02%	(7.87%)	(7.13%)
2010	3,553,923	40,180,921	8.81	23.71	0.40%	2.00%	1.14%	9.04%	10.80%
Large-Cap Growth
2014	197,526	$2,686,931	$11.12	$17.03	0.40%	1.85%	0.00%	6.44%	8.00%
2013	180,606	2,336,048	12.41	15.96	0.40%	1.85%	0.00%	34.96%	36.93%
2012	121,561	1,183,850	9.27	11.80	0.40%	1.85%	0.00%	16.06%	17.76%
2011	154,407	1,254,365	7.99	8.51	0.40%	2.00%	0.00%	(0.78%)	0.67%
2010	5,591,365	45,558,652	6.47	12.44	0.40%	2.00%	0.00%	12.26%	14.07%
Large-Cap Value
2014	281,070	$4,301,704	$12.82	$22.38	0.40%	1.85%	0.00%	9.46%	11.06%
2013	226,599	3,313,368	11.69	20.35	0.40%	1.85%	0.00%	29.83%	31.73%
2012	162,852	1,868,547	9.41	15.60	0.40%	1.85%	1.93%	14.27%	15.94%
2011	186,609	1,945,963	8.19	13.59	0.40%	2.00%	0.31%	2.80%	4.30%
2010	9,639,844	98,832,049	7.93	13.16	0.40%	2.00%	1.57%	6.92%	8.65%
Long/Short Large-Cap
2014	78,580	$1,154,032	$13.53	$16.52	0.40%	1.85%	0.00%	13.41%	15.06%
2013	50,929	678,008	11.96	14.36	0.40%	1.85%	0.00%	32.65%	33.58%
2012	37,477	380,039	9.88	10.30	1.15%	1.85%	0.68%	15.92%	16.73%
2011	81,835	711,190	8.52	8.82	0.40%	2.00%	0.31%	(4.39%)	(3.72%)
2010	6,181,798	55,921,978	8.86	11.84	0.40%	2.00%	0.86%	10.00%	11.78%
Main Street Core
2014	130,404	$2,035,055	$13.09	$27.88	0.40%	1.85%	0.00%	8.78%	10.37%
2013	115,323	1,696,499	12.01	25.51	0.40%	1.85%	0.00%	29.35%	31.24%
2012	113,937	1,271,907	9.55	19.63	0.40%	1.85%	0.99%	14.87%	16.55%
2011	128,859	1,283,187	8.27	17.01	0.40%	2.00%	0.09%	(1.36%)	0.08%
2010	3,430,628	34,461,656	8.35	17.17	0.40%	2.00%	0.83%	13.84%	15.68%
Mid-Cap Equity
2014	224,286	$3,255,608	$11.76	$30.55	0.40%	1.95%	0.00%	2.21%	3.81%
2013	141,193	2,207,480	11.44	29.72	0.40%	1.95%	0.00%	33.58%	35.67%
2012	142,476	1,701,723	8.51	22.13	0.40%	1.95%	0.69%	5.27%	6.92%
2011	155,740	1,878,124	8.04	20.90	0.40%	2.00%	0.06%	(7.22%)	(5.77%)
2010	4,419,943	59,243,914	8.61	22.41	0.40%	2.00%	1.00%	21.05%	23.00%
Mid-Cap Growth
2014	293,108	$4,411,479	$12.01	$19.04	0.40%	1.85%	0.00%	6.50%	8.06%
2013	221,848	3,304,040	11.81	17.86	0.40%	1.85%	0.00%	30.65%	32.09%
2012	140,772	1,701,455	9.44	13.66	0.75%	1.85%	0.43%	5.52%	6.69%
2011	145,979	1,710,877	8.90	12.37	0.40%	2.00%	0.00%	(9.49%)	(8.50%)
2010	2,926,604	38,105,815	10.06	14.27	0.40%	2.00%	0.19%	30.68%	32.78%
Mid-Cap Value
2014	145,554	$2,503,761	$12.38	$24.15	0.40%	1.95%	0.00%	4.44%	6.07%
2013	91,614	1,680,893	11.80	22.76	0.40%	1.95%	0.00%	31.31%	32.89%
2012	52,724	828,161	9.65	16.61	0.75%	1.95%	1.41%	12.27%	13.17%
2011	49,994	720,549	8.54	14.67	0.40%	2.00%	5.23%	(7.50%)	(6.76%)
2010	2,590,027	40,414,963	11.66	15.94	0.40%	2.00%	1.10%	18.80%	20.72%

See Notes to Financial Statements	See explanation of references on Page H-35

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding (1)	Net Assets (1)					Investment Income Ratios (4)
			AUV (2)		Expense Ratios (3)			Total Returns (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Small-Cap Equity
2014	108,166	$1,567,465	$12.48	$22.61	0.75%	1.85%	0.00%	(0.15%)	0.95%
2013	66,504	1,034,440	12.48	24.58	0.40%	1.85%	0.00%	32.97%	34.44%
2012	20,544	297,090	11.58	16.88	0.40%	1.85%	1.35%	13.80%	15.06%
2011	39,807	528,269	10.12	15.78	0.40%	2.00%	0.17%	(5.15%)	(3.76%)
2010	2,667,084	38,301,473	10.62	16.40	0.40%	2.00%	0.80%	17.73%	19.63%
Small-Cap Growth
2014	205,491	$2,838,749	$12.10	$18.83	0.40%	1.85%	0.00%	(1.47%)	(0.03%)
2013	134,772	2,039,647	12.30	19.09	0.40%	1.85%	0.00%	31.42%	33.33%
2012	83,137	994,768	10.40	13.77	0.40%	1.85%	0.08%	10.79%	12.42%
2011	89,120	976,324	9.34	12.25	0.40%	2.00%	0.00%	(4.87%)	(3.48%)
2010	1,670,344	19,173,995	9.77	13.74	0.40%	2.00%	0.00%	23.52%	25.51%
Small-Cap Index
2014	215,480	$3,563,387	$12.84	$25.84	0.40%	1.85%	0.00%	2.47%	3.97%
2013	155,485	2,741,625	12.53	25.09	0.40%	1.85%	0.00%	35.74%	37.72%
2012	70,076	896,653	9.76	18.40	0.40%	1.85%	1.20%	14.00%	15.67%
2011	59,013	705,012	8.52	16.07	0.40%	2.00%	0.20%	(6.26%)	(4.89%)
2010	303,333	4,077,361	9.04	17.07	0.40%	2.00%	0.85%	23.92%	25.92%
Small-Cap Value
2014	161,931	$3,091,019	$12.45	$38.50	0.40%	1.85%	0.00%	3.71%	5.22%
2013	132,958	2,695,425	12.00	36.59	0.40%	1.85%	0.00%	30.06%	31.96%
2012	80,321	1,498,045	10.99	27.73	0.40%	1.85%	2.01%	9.05%	10.65%
2011	90,244	1,717,586	10.02	25.06	0.40%	2.00%	0.50%	0.43%	1.90%
2010	883,789	16,682,734	9.93	24.59	0.40%	2.00%	1.98%	22.86%	24.84%
Value Advantage
2014	37,454	$487,559	$12.94	$13.08	1.15%	1.80%	0.00%	12.45%	12.78%
10/03/2013 - 12/31/2013	2,200	25,463	11.56	11.59	1.20%	1.50%	0.00%	9.90%	9.90%
Health Sciences
2014	462,767	$10,618,282	$15.50	$43.37	0.60%	1.95%	0.00%	22.13%	23.17%
2013	297,658	6,900,297	12.68	32.64	1.10%	1.95%	0.00%	53.47%	54.70%
2012	161,070	2,857,431	13.49	21.20	1.15%	1.95%	0.00%	23.25%	24.24%
2011	121,018	1,899,409	10.94	17.15	1.15%	1.95%	0.00%	9.78%	10.66%
2010	96,371	1,383,093	11.22	15.58	1.15%	1.95%	0.00%	20.96%	21.93%
Real Estate
2014	421,467	$6,591,804	$11.53	$49.87	0.40%	1.85%	0.00%	28.20%	30.07%
2013	217,227	2,925,355	8.99	38.72	0.40%	1.85%	0.00%	(0.15%)	1.31%
2012	146,338	2,135,691	9.32	38.61	0.40%	1.85%	1.25%	14.07%	15.74%
2011	118,600	1,984,920	8.13	33.69	0.40%	2.00%	0.00%	4.18%	5.70%
2010	935,185	16,160,816	7.76	32.20	0.40%	2.00%	1.38%	27.96%	30.02%
Technology
2014	175,771	$2,264,190	$7.75	$14.90	0.60%	1.85%	0.00%	7.84%	8.65%
2013	141,804	1,693,866	7.15	12.66	1.10%	1.85%	0.00%	20.25%	21.10%
2012	96,154	947,254	5.92	11.43	1.15%	1.85%	0.00%	5.17%	5.91%
2011	89,168	841,640	5.60	9.97	1.15%	1.85%	0.00%	(6.64%)	(5.99%)
2010	75,483	769,356	5.98	13.44	1.15%	1.85%	0.00%	19.28%	20.12%
Emerging Markets
2014	290,700	$4,740,586	$9.59	$59.48	0.40%	1.95%	0.00%	(6.83%)	(5.37%)
2013	180,965	3,807,371	10.23	62.86	0.40%	1.95%	0.00%	6.65%	8.31%
2012	141,340	2,753,424	9.53	58.04	0.40%	1.95%	0.79%	19.17%	21.04%
2011	110,485	2,273,828	7.94	47.95	0.40%	2.00%	1.42%	(19.55%)	(18.29%)
2010	1,391,026	47,905,267	11.74	58.68	0.40%	2.00%	1.12%	24.51%	26.51%
International Large-Cap
2014	381,592	$4,881,027	$10.39	$20.82	0.40%	1.95%	0.00%	(6.86%)	(5.40%)
2013	193,917	2,995,457	11.15	22.01	0.40%	1.95%	0.00%	16.14%	17.95%
2012	184,906	2,469,220	9.69	18.66	0.40%	1.95%	1.60%	20.16%	22.04%
2011	182,133	2,172,150	8.04	15.29	0.40%	2.00%	0.96%	(11.85%)	(10.48%)
2010	5,285,269	75,734,494	9.07	17.08	0.40%	2.00%	1.12%	8.19%	9.94%
International Small-Cap
2014	108,176	$1,128,994	$9.12	$15.24	0.40%	1.95%	0.00%	(4.30%)	(2.81%)
2013	87,135	964,271	9.47	15.92	0.40%	1.95%	0.00%	25.74%	27.58%
2012	62,455	525,859	7.49	11.23	0.40%	1.85%	2.10%	17.25%	18.96%
2011	93,339	676,613	6.36	7.86	0.40%	2.00%	4.09%	(13.87%)	(12.62%)
2010	4,055,256	33,602,618	7.35	12.61	0.40%	2.00%	2.67%	22.39%	24.36%
International Value
2014	231,301	$2,221,630	$6.53	$12.94	0.40%	1.95%	0.00%	(12.27%)	(10.90%)
2013	175,539	1,893,743	7.39	14.66	0.40%	1.95%	0.00%	19.33%	21.20%
2012	159,935	1,402,647	6.16	12.22	0.40%	1.95%	2.96%	15.54%	17.35%
2011	245,862	2,012,758	5.30	10.52	0.40%	2.00%	3.00%	(14.59%)	(13.25%)
2010	4,938,844	47,723,246	6.17	12.25	0.40%	2.00%	2.58%	0.56%	2.18%

See Notes to Financial Statements	See explanation of references on Page H-35

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding (1)	Net Assets (1)					Investment Income Ratios (4)
			AUV (2)		Expense Ratios (3)			Total Returns (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
Currency Strategies
2014	25,851	$263,373	$10.10	$10.35	1.15%	1.80%	0.00%	1.68%	2.35%
2013	10,875	109,089	9.92	10.11	1.15%	1.80%	0.00%	2.02%	2.02%
12/21/2012 - 12/31/2012	253	2,493	9.85	9.85	1.65%	1.65%	0.00%	(0.29%)	(0.29%)
Global Absolute Return
2014	68,304	$685,405	$9.92	$10.37	0.40%	1.70%	0.00%	4.24%	5.61%
2013	25,466	246,016	9.52	9.82	0.40%	1.70%	0.00%	(2.48%)	(2.48%)
12/17/2012 - 12/31/2012	47	471	9.95	9.95	1.35%	1.35%	0.00%	0.59%	0.59%
Precious Metals
2014	201,161	$1,176,472	$3.88	$6.89	0.40%	1.80%	0.00%	(9.63%)	(8.35%)
2013	44,246	251,682	4.29	7.57	0.40%	1.80%	0.00%	(49.52%)	(49.52%)
12/17/2012 - 12/31/2012	23	199	8.54	8.54	1.35%	1.35%	0.00%	(0.66%)	(0.66%)
American Funds Asset Allocation
2014	7,992,723	$129,712,041	$11.52	$21.50	0.40%	2.00%	0.00%	3.06%	4.72%
2013	4,460,292	77,465,624	11.15	20.53	0.40%	2.00%	0.00%	20.84%	22.79%
2012	1,285,167	20,154,446	10.59	16.72	0.40%	2.00%	2.63%	13.42%	14.39%
2011	486,664	6,840,951	9.33	14.20	1.15%	2.00%	3.29%	(1.07%)	(0.23%)
2010	396,566	5,609,765	11.62	14.23	1.15%	2.00%	0.00%	9.82%	10.76%
Pacific Dynamix - Conservative Growth
2014	2,475,339	$32,162,891	$10.71	$15.34	0.75%	1.85%	0.00%	3.57%	4.71%
2013	1,517,519	21,002,800	10.33	14.71	0.75%	2.00%	0.00%	7.22%	8.19%
2012	817,959	10,979,964	10.58	13.60	1.10%	2.00%	1.86%	7.41%	8.22%
2011	326,641	4,076,484	9.77	12.58	1.10%	1.85%	4.47%	1.04%	1.74%
2010	123,372	1,519,724	12.22	12.36	1.15%	1.85%	2.24%	8.26%	9.02%
Pacific Dynamix - Moderate Growth
2014	5,853,380	$82,473,135	$11.10	$17.08	0.75%	1.85%	0.00%	3.60%	4.75%
2013	3,716,555	55,806,917	10.70	16.37	0.75%	2.00%	0.00%	12.67%	14.09%
2012	2,104,101	29,539,193	10.30	14.41	0.75%	2.00%	2.44%	9.69%	10.52%
2011	706,472	9,079,526	9.37	13.04	1.10%	1.85%	3.21%	(1.36%)	(0.67%)
2010	288,336	3,772,987	12.98	13.13	1.15%	1.85%	2.29%	9.87%	10.65%
Pacific Dynamix - Growth
2014	1,009,242	$16,255,422	$11.49	$19.71	0.40%	2.00%	0.00%	3.34%	5.01%
2013	705,674	11,828,425	11.11	18.77	0.40%	2.00%	0.00%	18.77%	20.50%
2012	604,763	8,941,830	10.17	15.57	0.40%	1.85%	1.55%	11.67%	13.31%
2011	425,773	5,626,088	9.06	13.74	0.40%	1.85%	2.56%	(3.64%)	(2.24%)
2010	141,556	1,962,457	13.72	14.06	0.40%	1.85%	2.00%	11.74%	12.52%
Portfolio Optimization Conservative
2014	9,088,924	$99,346,375	$10.04	$11.50	0.40%	2.00%	0.00%	1.34%	2.98%
2013	9,788,730	105,694,996	9.89	11.17	0.40%	2.00%	0.00%	1.00%	2.62%
2012	13,253,818	141,359,702	10.60	11.01	0.40%	2.00%	2.71%	7.93%	9.67%
05/02/2011 - 12/31/2011	11,491,681	113,086,654	9.82	10.16	0.40%	2.00%	1.64%	(1.60%)	(1.60%)
Portfolio Optimization Moderate - Conservative
2014	17,327,273	$197,626,965	$10.51	$12.22	0.40%	2.00%	0.00%	1.97%	3.62%
2013	17,986,289	201,173,455	10.28	11.94	0.40%	2.00%	0.00%	6.02%	7.73%
2012	16,901,834	177,951,281	10.45	11.22	0.40%	2.00%	2.39%	9.44%	11.21%
05/03/2011 - 12/31/2011	15,891,449	152,130,228	9.55	10.21	0.40%	2.00%	1.52%	(4.23%)	(4.23%)
Portfolio Optimization Moderate
2014	57,328,941	$674,837,992	$10.87	$13.05	0.40%	2.00%	0.00%	2.55%	4.20%
2013	59,280,506	679,545,787	10.58	12.67	0.40%	2.00%	0.00%	10.51%	12.29%
2012	57,984,769	599,663,537	10.27	11.42	0.40%	2.00%	2.11%	10.70%	12.49%
05/02/2011 - 12/31/2011	55,488,229	516,035,219	9.28	10.28	0.40%	2.00%	1.34%	(7.03%)	(7.03%)
Portfolio Optimization Growth
2014	41,776,027	$505,845,757	$11.28	$13.89	0.40%	2.00%	0.00%	3.00%	4.67%
2013	45,400,112	532,329,838	10.92	13.43	0.40%	2.00%	0.00%	15.14%	16.99%
2012	49,294,221	500,099,820	10.08	11.62	0.40%	2.00%	1.70%	11.76%	13.56%
05/13/2011 - 12/31/2011	52,994,157	479,205,928	9.02	10.35	0.40%	2.00%	1.06%	(7.47%)	(7.47%)
Portfolio Optimization Aggressive - Growth
2014	10,957,996	$133,797,039	$11.59	$14.56	0.40%	2.00%	0.00%	3.20%	4.87%
2013	12,554,672	148,100,155	11.17	14.05	0.40%	2.00%	0.00%	18.47%	20.38%
2012	13,283,546	131,845,591	9.87	11.81	0.40%	2.00%	1.37%	12.88%	14.71%
05/03/2011 - 12/31/2011	14,855,932	130,189,392	8.74	10.42	0.40%	2.00%	0.88%	(11.81%)	(11.81%)
Invesco V.I Balanced-Risk Allocation Series II
2014	1,224,092	$16,528,516	$10.18	$17.89	0.40%	2.00%	0.00%	3.62%	5.29%
2013	812,212	11,843,747	9.80	16.99	0.40%	2.00%	1.45%	(0.59%)	1.01%
2012	720,003	11,226,332	10.79	16.82	0.40%	2.00%	0.93%	8.44%	9.59%
2011	216,209	3,157,610	9.93	14.94	0.95%	2.00%	0.13%	8.59%	9.35%
2010	24,586	333,047	13.48	13.66	1.15%	1.85%	0.17%	7.32%	8.07%
Invesco V.I Equity and Income Series II (7)
06/18/2014 - 12/31/2014	17,059	$179,532	$10.50	$10.54	1.20%	1.80%	3.62%	1.84%	1.84%

See Notes to Financial Statements	See explanation of references on Page H-35

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding	Net Assets					Investment Income Ratios (4)
			AUV (2)		Expense Ratios (3)			Total Returns (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
American Century VP Mid Cap Value Class II
2014	181,646	$2,520,798	$13.14	$14.68	0.40%	1.85%	0.93%	14.17%	15.77%
03/04/2013 - 12/31/2013	74,224	910,322	11.51	12.68	0.40%	1.85%	1.09%	19.16%	19.16%
American Funds IS Asset Allocation Fund Class 4 (7)
06/20/2014 - 12/31/2014	2,615	$27,105	$10.37	$10.37	0.75%	0.75%	4.74%	0.51%	0.51%
American Funds IS Capital Income Builder Class 4 (7)
06/20/2014 - 12/31/2014	34,489	$341,009	$9.86	$9.93	0.75%	1.75%	2.97%	(2.91%)	(2.91%)
American Funds IS Global Growth Fund Class 4
2014	19,016	$202,320	$10.60	$10.68	1.20%	1.80%	2.00%	0.80%	0.80%
11/26/2013 - 12/31/2013	1,516	16,060	10.59	10.59	1.20%	1.20%	See Note (8)	3.37%	3.37%
American Funds IS Growth Fund Class 4 (7)
07/25/2014 - 12/31/2014	1,115	$12,037	$10.79	$10.79	0.95%	0.95%	1.73%	2.87%	2.87%
American Funds IS International Fund Class 4 (7)
06/17/2014 - 12/31/2014	24,924	$238,190	$9.54	$9.57	1.15%	1.70%	3.17%	(6.70%)	(6.70%)
American Funds IS International Growth and Income Fund Class 4 (7)
02/18/2014 - 12/31/2014	18,424	$180,304	$9.73	$9.80	1.15%	1.80%	7.69%	(5.05%)	(5.05%)
American Funds IS Managed Risk Asset Allocation Fund Class P2
2014	311,133	$3,251,869	$10.39	$10.48	1.10%	1.85%	0.10%	1.48%	1.78%
12/03/2013 - 12/31/2013	29,973	308,461	10.29	10.29	1.10%	1.40%	See Note (8)	1.88%	1.88%
American Funds IS New World Fund Class 4
2014	53,211	$490,191	$9.17	$9.31	0.40%	1.70%	1.60%	(9.50%)	(9.50%)
11/27/2013 - 12/31/2013	356	3,615	10.16	10.16	1.50%	1.50%	See Note (8)	1.64%	1.64%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
2014	20,871	$212,576	$10.13	$10.21	1.15%	1.85%	2.81%	2.84%	3.20%
12/09/2013 - 12/31/2013	1,361	13,407	9.85	9.85	1.50%	1.85%	See Note (8)	(0.68%)	(0.68%)
BlackRock Capital Appreciation V.I. Class III
2014	23,078	$369,803	$13.89	$17.93	0.75%	1.30%	0.00%	7.15%	7.74%
2013 (6)	24,432	363,874	12.97	16.64	0.75%	1.30%	0.00%	31.67%	32.40%
2012	16,464	187,627	9.85	12.57	0.75%	1.30%	0.98%	12.10%	12.72%
2011	7,511	78,029	8.78	11.15	0.75%	1.30%	0.60%	(9.93%)	(9.75%)
06/22/2010 - 12/31/2010	1,163	14,368	12.34	12.36	0.75%	0.95%	0.55%	20.16%	20.16%
BlackRock Global Allocation V.I. Class III
2014	12,698,323	$145,685,709	$10.68	$12.91	0.40%	2.00%	2.49%	(0.09%)	1.53%
2013	9,550,232	111,332,701	10.67	12.89	0.40%	2.00%	1.19%	12.15%	13.96%
2012	7,406,435	77,560,831	9.70	11.46	0.40%	2.00%	1.81%	7.78%	9.53%
2011	4,903,787	47,318,521	8.95	10.61	0.40%	2.00%	2.39%	(5.54%)	(4.02%)
2010	4,027,468	40,945,614	10.00	11.20	0.40%	2.00%	1.20%	7.59%	9.32%
BlackRock iShares Alternative Strategies V.I. Class I (7)
07/08/2014 - 12/31/2014	26,793	$274,172	$10.20	$10.25	1.10%	1.70%	6.01%	(0.56%)	(0.56%)
BlackRock iShares Dynamic Allocation V.I. Class I (7)
06/19/2014 - 12/31/2014	51,136	$512,530	$10.02	$10.04	1.10%	1.50%	2.78%	(1.74%)	(1.74%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (7)
05/30/2014 - 12/31/2014	5,734	$57,502	$10.01	$10.04	1.20%	1.70%	4.12%	(0.12%)	(0.12%)
BlackRock iShares Equity Appreciation V.I. Class I (7)
05/27/2014 - 12/31/2014	2,962	$29,464	$9.92	$9.96	1.20%	1.70%	3.29%	(2.04%)	(2.04%)
Fidelity VIP Contrafund Service Class 2
2014	565,998	$7,583,386	$13.07	$13.93	0.75%	1.85%	1.31%	9.61%	10.43%
02/12/2013 - 12/31/2013	251,215	3,096,139	11.92	12.62	1.10%	1.85%	1.77%	21.62%	21.62%
Fidelity VIP FundsManager 60% Service Class 2
2014	1,366,858	$16,168,412	$11.36	$12.71	0.40%	1.85%	1.48%	3.33%	4.84%
2013	638,756	7,404,985	10.98	12.13	0.40%	1.85%	1.69%	16.22%	17.51%
05/10/2012 - 12/31/2012	199,249	2,036,477	10.19	10.26	0.75%	1.85%	3.95%	4.70%	4.70%
Fidelity VIP Money Market Service Class (7)
04/30/2014 - 12/31/2014	428,058	$4,239,934	$9.87	$9.97	0.40%	1.95%	0.01%	(1.29%)	(0.26%)
Fidelity VIP Strategic Income Service Class 2
2014	157,966	$1,604,245	$10.10	$10.28	0.40%	1.85%	5.49%	1.48%	2.14%
11/08/2013 - 12/31/2013	7,237	72,122	9.96	9.97	1.20%	1.85%	See Note (9)	0.25%	0.25%
First Trust/Dow Jones Dividend & Income Allocation Class I
2014	655,935	$7,810,544	$11.30	$12.74	0.60%	1.85%	0.91%	8.02%	9.38%
2013	342,241	3,840,939	10.44	11.65	0.60%	1.85%	1.13%	10.69%	11.69%
05/10/2012 - 12/31/2012	112,925	1,167,968	10.31	10.37	0.95%	1.85%	4.89%	4.55%	4.55%

See Notes to Financial Statements	See explanation of references on Page H-35

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding	Net Assets	AUV (2)		Expense Ratios (3)		Investment Income Ratios (4)	Total Returns (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
First Trust Multi Income Allocation Class I (7)
07/08/2014 - 12/31/2014	20,202	$209,214	$10.35	$10.37	1.20%	1.50%	3.64%	1.04%	1.04%
Franklin Founding Funds Allocation VIP Class 2
2014	11,430	$162,971	$13.59	$15.12	0.75%	1.30%	3.07%	1.52%	2.08%
2013	8,129	116,212	13.38	14.82	0.75%	1.30%	7.34%	22.17%	22.60%
2012	3,816	42,743	10.95	11.35	0.95%	1.30%	1.73%	13.84%	13.84%
05/09/2011 - 12/31/2011	940	9,047	9.62	9.62	1.30%	1.30%	0.00%	(9.63%)	(9.63%)
Franklin Founding Funds Allocation VIP Class 4
2014	1,235,531	$15,213,374	$11.29	$15.19	0.40%	2.00%	2.66%	0.72%	2.34%
2013	981,233	12,006,174	11.20	15.08	0.40%	2.00%	10.07%	21.23%	22.33%
2012	728,062	7,380,164	9.82	12.43	0.40%	2.00%	2.60%	12.89%	13.85%
2011	709,309	6,308,176	8.70	11.01	0.40%	2.00%	0.02%	(3.62%)	(2.79%)
2010	668,127	6,118,287	9.02	11.41	1.15%	2.00%	2.28%	8.06%	8.98%
Franklin Mutual Global Discovery VIP Class 2
2014	324,329	$4,116,155	$11.83	$16.30	0.40%	1.85%	2.10%	3.77%	5.29%
2013	126,211	1,609,812	11.41	15.54	0.40%	1.85%	2.11%	25.97%	26.66%
2012	25,648	293,513	10.64	12.27	0.75%	1.30%	2.78%	11.89%	12.51%
2011	8,785	92,265	9.50	10.90	0.75%	1.30%	1.90%	(3.88%)	(3.68%)
06/22/2010 - 12/31/2010	1,960	22,186	11.31	11.32	0.75%	0.95%	1.87%	9.71%	9.71%
Franklin Rising Dividends VIP Class 2
2014	311,125	$3,927,228	$12.35	$13.69	0.40%	1.85%	1.30%	6.73%	8.29%
02/06/2013 - 12/31/2013	171,300	2,072,910	11.54	12.64	0.40%	1.85%	1.19%	20.02%	20.02%
Templeton Global Bond VIP Class 2
2014	425,869	$4,236,842	$9.74	$12.60	0.40%	1.85%	5.09%	(0.03%)	1.43%
2013	164,126	1,658,921	9.73	12.47	0.40%	1.85%	6.16%	0.87%	0.87%
2012	13,899	163,023	11.37	12.36	0.75%	0.75%	6.98%	14.20%	14.20%
06/17/2011 - 12/31/2011	940	10,170	10.82	10.82	0.75%	0.75%	0.00%	(5.16%)	(5.16%)
GE Investments Total Return Class 3
2014	1,768,189	$25,633,781	$11.01	$17.73	0.40%	2.00%	1.62%	2.99%	4.65%
2013	1,376,347	20,724,967	10.67	16.94	0.40%	2.00%	1.47%	12.37%	13.96%
2012	1,000,860	14,059,203	10.03	14.72	0.60%	2.00%	1.83%	10.02%	11.41%
2011	493,997	6,311,400	9.09	12.98	0.75%	2.00%	2.15%	(5.01%)	(3.82%)
2010	288,708	3,872,939	10.72	13.55	0.75%	2.00%	1.42%	7.20%	8.12%
Ivy Funds VIP Asset Strategy (7)
05/19/2014 - 12/31/2014	40,972	$397,977	$9.68	$9.72	1.10%	1.70%	0.06%	(2.06%)	(2.06%)
Janus Aspen Series Balanced Service Shares
2014	2,535,709	$30,438,466	$11.68	$12.70	0.40%	1.85%	1.67%	6.25%	7.81%
02/18/2013 - 12/31/2013	957,715	11,064,123	10.97	11.78	0.40%	1.85%	2.13%	13.61%	13.61%
Janus Aspen Series Flexible Bond Service Shares (7)
07/21/2014 - 12/31/2014	24,280	$244,833	$10.06	$10.09	1.20%	1.70%	4.09%	0.22%	0.22%
Lord Abbett Bond Debenture Class VC
2014	182,384	$1,958,646	$10.46	$11.15	0.40%	1.85%	7.91%	2.43%	3.93%
01/23/2013 - 12/31/2013	53,267	559,976	10.20	10.73	0.40%	1.85%	11.27%	5.04%	5.04%
Lord Abbett International Core Equity Class VC
2014	27,904	$344,608	$9.08	$13.09	0.75%	1.30%	1.35%	(10.64%)	(10.15%)
2013	14,073	196,334	11.74	14.57	0.75%	1.30%	2.19%	21.57%	22.24%
2012	4,831	55,329	9.65	11.92	0.75%	1.30%	1.47%	13.64%	14.27%
2011	5,333	52,412	8.50	10.43	0.75%	1.30%	1.80%	(14.28%)	(14.11%)
06/22/2010 - 12/31/2010	853	10,356	12.13	12.14	0.75%	0.95%	1.43%	17.13%	17.13%
Lord Abbett Total Return Class VC
2014	200,655	$2,194,570	$10.13	$12.24	0.75%	1.85%	2.48%	4.71%	5.29%
2013	120,403	1,265,757	10.36	11.63	0.75%	1.30%	2.57%	(2.38%)	(1.84%)
2012	48,236	521,898	10.58	11.84	0.75%	1.30%	2.94%	5.44%	6.02%
2011	9,655	106,467	10.73	11.17	0.75%	1.30%	2.80%	7.75%	7.96%
06/22/2010 - 12/31/2010	4,514	46,704	10.34	10.35	0.75%	0.95%	6.25%	2.65%	2.65%
MFS Investors Growth Stock Series - Service Class
2014	29,793	$493,476	$16.24	$19.46	0.75%	0.95%	0.31%	10.06%	10.28%
2013	17,349	261,870	14.76	17.65	0.75%	0.95%	0.61%	29.08%	29.08%
2012	883	12,067	13.67	13.67	0.75%	0.75%	0.22%	15.81%	15.81%
06/17/2011 - 12/31/2011	880	10,386	11.81	11.81	0.75%	0.75%	0.52%	(1.41%)	(1.41%)
MFS Total Return Series - Service Class
2014	1,687,542	$21,055,013	$11.52	$14.16	0.40%	1.85%	1.89%	6.25%	7.80%
2013	1,071,314	12,808,659	10.83	13.30	0.40%	1.85%	1.77%	16.56%	17.85%
2012	324,475	3,366,137	10.32	11.38	0.75%	1.85%	1.95%	9.11%	9.66%
05/9/2011 - 12/31/2011	24,249	230,523	9.49	9.52	1.15%	1.65%	1.80%	(4.48%)	(4.48%)
MFS Utilities Series Service Class
2014	184,688	$2,192,512	$11.56	$13.18	0.40%	1.85%	2.64%	10.40%	11.18%
01/15/2013 - 12/31/2013	16,420	184,186	10.46	11.68	1.15%	1.85%	2.97%	15.82%	15.82%

See Notes to Financial Statements	See explanation of references on Page H-35

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	Units Outstanding	Net Assets					Investment Income Ratios (4)
			AUV (2)		Expense Ratios (3)			Total Returns (5)
			Lowest	Highest	Lowest	Highest		Lowest	Highest
MFS Value Series - Service Class
2014	40,541	$691,324	$16.20	$19.37	0.75%	1.30%	1.38%	8.78%	9.38%
2013	32,641	513,170	14.90	17.71	0.75%	1.30%	1.06%	33.85%	34.58%
2012	24,609	291,084	11.13	13.16	0.75%	1.30%	1.44%	14.38%	15.01%
2011	9,387	103,118	9.73	11.44	0.75%	1.30%	1.63%	(1.41%)	(1.21%)
06/22/2010 - 12/31/2010	1,973	22,853	11.57	11.58	0.75%	0.95%	0.00%	13.49%	13.49%
PIMCO All Asset All Authority - Advisor Class (7)
06/19/2014 - 12/31/2014	474	$4,425	$9.32	$9.34	1.20%	1.50%	7.64%	(8.64%)	(8.64%)
PIMCO Commodity Real Return Strategy - Advisor Class
2014	38,325	$267,824	$6.67	$7.15	0.40%	1.85%	0.29%	(20.11%)	(18.94%)
01/23/2013 - 12/31/2013	13,798	118,347	8.35	8.89	0.40%	1.85%	0.88%	(17.35%)	(17.35%)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2014	1,474,989	$14,839,353	$9.09	$10.92	0.40%	1.85%	2.45%	2.65%	4.15%
2013	1,502,720	14,799,558	8.82	10.48	0.40%	1.85%	3.19%	(9.60%)	(8.28%)
2012	1,187,488	13,065,704	9.71	11.43	0.40%	1.85%	3.34%	6.78%	8.34%
2011	638,869	6,597,392	9.07	10.55	0.40%	1.85%	2.35%	(3.60%)	(2.19%)
05/10/2010 - 12/31/2010	109,652	1,175,289	10.68	10.79	0.40%	1.85%	8.97%	9.04%	9.04%
Schwab VIT Balanced
2014	317,530	$3,607,823	$11.36	$11.36	0.60%	0.60%	0.60%	3.53%	3.53%
2013	211,550	2,321,793	10.98	10.98	0.60%	0.60%	0.14%	6.25%	6.25%
11/09/2012 - 12/31/2012	14,741	152,264	10.33	10.33	0.60%	0.60%	0.00%	2.35%	2.35%
Schwab VIT Balanced with Growth
2014	497,873	$5,945,202	$11.94	$11.94	0.60%	0.60%	0.78%	3.53%	3.53%
02/20/2013 - 12/31/2013	288,302	3,325,385	11.53	11.53	0.60%	0.60%	0.04%	7.61%	7.61%
Schwab VIT Growth
2014	313,177	$3,961,960	$12.65	$12.65	0.60%	0.60%	0.80%	3.35%	3.35%
02/25/2013 - 12/31/2013	334,063	4,089,354	12.24	12.24	0.60%	0.60%	0.02%	13.12%	13.12%
Van Eck VIP Global Hard Assets Class S
2014	57,926	$513,157	$8.27	$9.04	0.95%	1.70%	0.00%	(20.71%)	(20.23%)
01/23/2013 - 12/31/2013	11,188	122,860	10.60	11.34	1.10%	1.70%	0.09%	5.01%	5.01%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year or period.
(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(5)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each Variable Account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(6)	Investment income ratio represents less than 0.005%.
(7)	Operations commenced during 2014 (See Note 1 in Notes to Financial Statements).
(8)	Subsequent to commencement of operations, the American Funds IS Global Growth Fund Class 4, American Funds IS Managed Risk Asset Allocation Fund Class P2, American Funds IS New World Fund Class 4, and American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 Variable Accounts received their annual distributions. The annualized investment income ratios were 11.70%, 9.09%, 13.22%, and 9.46%, respectively. Prior to annualization, the ratios were 1.12%, 0.17%, 1.20%, and 0.40%, respectively.
(9)	Subsequent to commencement of operations, the Fidelity VIP Strategic Income Service Class 2 Variable Account received its annual distribution. The annualized investment income ratio was 23.75%. Prior to annualization, the ratio was 1.48%.

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life & Annuity (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2014 is comprised of ninety-eight subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding throughout 2014 are not presented in this annual report. The assets in each of the Variable Accounts presented in these financial statements invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Schwab VIT Portfolios, and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The following eight Variable Accounts and their underlying Portfolios changed names during the reporting period as follows:

Currently Named	Formerly Named
Inflation Strategy	Inflation Protected
Focused Growth	Focused 30
Franklin Founding Funds Allocation VIP Class 2	Franklin Templeton VIP Founding Funds Allocation Class 2
Franklin Founding Funds Allocation VIP Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4
Franklin Mutual Global Discovery VIP Class 2	Mutual Global Discovery Securities Class 2
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends Securities Class 2
Templeton Global Bond VIP Class 2	Templeton Global Bond Securities Class 2
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset - Advisor Class

The following fifteen Variable Accounts commenced or resumed operations during 2014:

Variable Accounts	Commenced or Resumed Operations on	Variable Accounts	Commenced or Resumed Operations on
Invesco V.I. Equity and Income Series II	June 18, 2014	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 30, 2014
American Funds IS Asset Allocation Fund Class 4	June 20, 2014	BlackRock iShares Equity Appreciation V.I. Class I	May 27, 2014
American Funds IS Capital Income Builder Class 4	June 20, 2014	Fidelity VIP Money Market Service Class	April 30, 2014
American Funds IS Growth Fund Class 4	July 25, 2014	First Trust Multi Income Allocation Class I	July 8, 2014
American Funds IS International Fund Class 4	June 17, 2014	Ivy Funds VIP Asset Strategy	May 19, 2014
American Funds IS International Growth and Income Fund Class 4	February 18, 2014	Janus Aspen Series Flexible Bond Service Shares	July 21, 2014
BlackRock iShares Alternative Strategies V.I. Class I	July 8, 2014	PIMCO All Asset All Authority - Advisor Class	June 19, 2014
BlackRock iShares Dynamic Allocation V.I. Class I	June 19, 2014	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 30, 2014

On November 15, 2013, the net assets of the Class B Shares of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, the underlying portfolio for the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account, were transferred to the Service Shares of the Janus Aspen Series Balanced Portfolio, the underlying portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a plan of substitution (the “2013 Substitution”). In connection with the 2013 Substitution, any units that remained in the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account after the close of business on November 15, 2013 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net assets values of the Janus Aspen Series Balanced Portfolio and AllianceBernstein VPS Balanced Wealth Strategy Portfolio, as of the close of business on November 15, 2013. The AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account is not included in this annual report.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset value of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On December 10, 2014, the JPMorgan Insurance Trust Equity Index Class 1 Account was liquidated. Because this variable account was liquidated prior to December 31, 2014, no other information for this Variable Account is presented in this annual report.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 percent. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets. For the year ended December 31, 2014, there were no adjustments to net assets allocated to contracts in the payout period.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Underlying Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Each of the RIC Portfolios of Pacific Select Fund utilized the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2014.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Value Edge, Pacific Odyssey, Pacific Voyages, Pacific One Select, Pacific Value Select, Pacific Destinations B, Pacific Destinations, Pacific Destinations O - Series, Schwab Retirement Income Variable Annuity, Pacific Choice, and Pacific Journey Select Contracts. All Contracts except for the Pacific Destinations, Pacific Destinations O - Series, Schwab Retirement Income Variable Annuity, Pacific Choice, and Pacific Journey Select Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Pacific Destinations and Pacific Destinations O - Series have three death benefit options: the Standard Death Benefit, Stepped-Up Death Benefit Rider, and Stepped-Up Death Benefit II Rider. Schwab Retirement Income Variable Annuity Contracts have three death benefit options: the Standard Death Benefit, Return of Purchase Payments Death Benefit Rider, and Stepped-Up Death Benefit Rider. Pacific Choice Contracts have six different options: the Standard Death Benefit for 5 Year, 3 Year, and 0 Year Options (excludes Stepped-Up Death Benefit II Rider) and Stepped-Up Death Benefit II Rider for 5 Year, 3 Year, and 0 Year Options. Pacific Journey Select Contracts have four options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option (includes Standard Death Benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death Benefit), and With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option.

PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees PL&A assumes, and additional death benefit rider and withdrawal option charges for Contract owners who purchased the Stepped-Up Death Benefit Riders and Four Year Withdrawal Charge Option. The additional death benefit rider and withdrawal option charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction to unit values:

Pacific Portfolios Contracts	Death Benefit Options
	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Value Edge Contracts

M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.80%	2.00%

Pacific Odyssey Contracts
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific One Select Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.60%	1.80%

	Death Benefit Options

Pacific Destinations B Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

TotalAnnualExpenses	1.30%	1.50%

Pacific Destinations and Pacific Destinations - O Series Contract	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Stepped-Up Death Benefit II Rider
M&E Charge	0.60%	0.60%	0.60%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.20%

Total Annual Expenses	0.75%	0.95%	0.95%

Schwab Retirement Income Variable Annuity Contracts	Standard Death Benefit Benefit	With Return of Purchase Payments Death Benefit Rider	With Stepped-Up Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%

Total Annual Expenses	0.60%	0.80%	1.00%

Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)	Standard Death Benefit With 5 Year Option	Standard Death Benefit With 3 Year Option	Standard Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%

Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)	Stepped-Up Death Benefit With 5 Year Option	Stepped-Up Death Benefit With 3 Year Option	Stepped-Up Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%

Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Journey Select Contracts	Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option	With Stepped-Up Death Benefit Rider Only	With Four Year Withdrawal Charge Option Only	With Stepped- Up Death Benefit Rider and Four Year Withd rawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%

Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2014, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.95%, which are based on an annual percentage of average daily net assets of the Portfolios and PSD received a service fee of 0.20% from Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2014, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$3,034,477	$626,288
Floating Rate Income	1,004,338	356,985
Floating Rate Loan	3,279,936	3,013,661
High Yield Bond	3,491,344	2,726,983
Inflation Managed	1,603,729	1,667,969
Inflation Strategy	332,988	37,509
Managed Bond	2,980,546	1,933,339
Short Duration Bond	6,571,470	3,784,346
Emerging Markets Debt	1,064,748	796,463
American Funds Growth	1,416,539	871,803
American Funds Growth-Income	2,471,507	1,600,141
Comstock	1,132,639	1,108,685
Dividend Growth	2,604,521	1,780,537
Equity Index	17,182,687	2,835,867
Focused Growth	1,853,813	1,484,032
Growth	1,858,969	188,797
Large-Cap Growth	1,209,999	1,070,500
Large-Cap Value	1,530,581	954,069
Long/Short Large-Cap	572,796	237,291
Main Street Core	533,997	377,605
Mid-Cap Equity	1,341,978	385,324
Mid-Cap Growth	2,404,535	1,650,935
Mid-Cap Value	1,185,242	481,867
Small-Cap Equity	710,308	199,067
Small-Cap Growth	2,216,988	1,474,186
Small-Cap Index	2,559,721	1,943,599
Small-Cap Value	1,250,034	990,552
Value Advantage	1,699,180	1,330,200
Health Sciences	5,987,042	4,127,548
Real Estate	4,245,555	1,792,123
Technology	1,106,968	713,523
Emerging Markets	2,501,464	1,253,502
International Large-Cap	2,731,948	584,379
International Small-Cap	1,520,042	1,366,587
International Value	842,175	274,684
Currency Strategies	751,700	616,128
Global Absolute Return	464,570	58,070
Precious Metals	3,309,725	2,048,773
American Funds Asset Allocation	54,984,640	8,144,139
Pacific Dynamix - Conservative Growth	13,406,832	3,586,320
Pacific Dynamix - Moderate Growth	28,340,079	5,368,509
Pacific Dynamix - Growth	5,674,317	2,013,873
Portfolio Optimization Conservative	19,073,098	28,917,337
Portfolio Optimization Moderate-Conservative	28,983,242	40,513,424
Portfolio Optimization Moderate	50,023,332	85,460,082
Portfolio Optimization Growth	16,571,468	69,182,635
Portfolio Optimization Aggressive-Growth	2,520,452	24,299,115
Invesco V.I. Balanced-Risk Allocation Series II	8,854,200	4,049,419

Variable Accounts	Purchases	Sales
Invesco V.I. Equity and Income Series II (1)	$185,245	$768
American Century VP Mid Cap Value Class II	2,452,742	1,033,364
American Funds IS Asset Allocation Fund Class 4 (1)	28,709	1,836
American Funds IS Capital Income Builder Class 4 (1)	347,439	1,669
American Funds IS Global Growth Fund Class 4	224,183	29,455
American Funds IS Growth Fund Class 4 (1)	11,923	30
American Funds IS International Fund Class 4 (1)	255,551	1,771
American Funds IS International Growth and Income Fund Class 4 (1)	266,146	65,310
American Funds IS Managed Risk Asset Allocation Fund Class P2	2,936,613	43,690
American Funds IS New World Fund Class 4	589,393	17,653
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	312,615	113,569
BlackRock Capital Appreciation V.I. Class III	81,064	46,830
BlackRock Global Allocation V.I. Class III	58,098,411	10,253,149
BlackRock iShares Alternative Strategies V.I. Class I (1)	280,911	3,536
BlackRock iShares Dynamic Allocation V.I. Class I (1)	531,041	9,760
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	69,357	11,503
BlackRock iShares Equity Appreciation V.I. Class I (1)	30,617	532
Fidelity VIP Contrafund Service Class 2	5,387,054	1,163,327
Fidelity VIP FundsManager 60% Service Class 2	9,397,390	792,506
Fidelity VIP Money Market Service Class (1)	9,224,113	4,984,057
Fidelity VIP Strategic Income Service Class 2	2,383,647	775,009
First Trust/Dow Jones Dividend & Income Allocation Class I	4,485,981	1,042,040
First Trust Multi Income Allocation Class I (1)	210,500	756
Franklin Founding Funds Allocation VIP Class 2	56,394	7,619
Franklin Founding Funds Allocation VIP Class 4	11,009,322	7,733,618
Franklin Mutual Global Discovery VIP Class 2	5,279,916	2,669,796
Franklin Rising Dividends VIP Class 2	2,697,572	1,013,985
Templeton Global Bond VIP Class 2	5,080,745	2,370,413
GE Investments Total Return Class 3	7,683,229	2,801,782
Ivy Funds VIP Asset Strategy (1)	413,176	1,654
Janus Aspen Series Balanced Service Shares	21,056,517	2,484,865
Janus Aspen Series Flexible Bond Service Shares (1)	269,797	22,886
Lord Abbett Bond Debenture Class VC	2,064,400	545,633
Lord Abbett International Core Equity Class VC	199,195	7,044
Lord Abbett Total Return Class VC	962,631	79,178
MFS Investors Growth Stock Series - Service Class	238,091	24,730
MFS Total Return Series - Service Class	9,081,706	1,349,329
MFS Utilities Series - Service Class	2,174,235	125,493
MFS Value Series - Service Class	187,435	42,761
PIMCO All Asset All Authority - Advisor Class (1)	4,690	12
PIMCO CommodityRealReturn Strategy - Advisor Class	285,382	66,470

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	$2,311,734	$2,575,228
Schwab VIT Balanced	1,317,086	131,397

Variable Accounts	Purchases	Sales
Schwab VIT Balanced with Growth	$2,602,283	$139,708
Schwab VIT Growth	819,487	1,066,354
Van Eck VIP Global Hard Assets Class S	1,194,558	564,955

(1)	Operations commenced during 2014 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2014, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2014 and 2013 were as follows:

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	279,342	(54,260)	225,082	107,218	(41,881)	65,337
Floating Rate Income (1)	100,234	(35,435)	64,799	79,674	(14,711)	64,963
Floating Rate Loan	291,091	(260,520)	30,571	412,094	(26,720)	385,374
High Yield Bond	298,429	(204,699)	93,730	207,695	(104,937)	102,758
Inflation Managed	140,057	(104,505)	35,552	170,389	(170,428)	(39)
Inflation Strategy	36,494	(3,900)	32,594	20,037	(13,552)	6,485
Managed Bond	293,308	(128,432)	164,876	322,621	(310,207)	12,414
Short Duration Bond	665,403	(381,499)	283,904	358,970	(171,303)	187,667
Emerging Markets Debt	106,113	(77,770)	28,343	66,455	(10,806)	55,649
American Funds Growth	115,339	(53,185)	62,154	96,625	(49,254)	47,371
American Funds Growth-Income	176,378	(100,931)	75,447	63,944	(60,389)	3,555
Comstock	85,782	(70,055)	15,727	117,943	(55,277)	62,666
Dividend Growth	208,048	(123,168)	84,880	271,491	(33,309)	238,182
Equity Index	1,273,286	(180,550)	1,092,736	447,616	(120,764)	326,852
Focused Growth	124,111	(90,231)	33,880	25,669	(49,254)	(23,585)
Growth	133,919	(10,741)	123,178	4,923	(6,789)	(1,866)
Large-Cap Growth	94,210	(77,290)	16,920	118,812	(59,767)	59,045
Large-Cap Value	114,501	(60,030)	54,471	103,217	(39,470)	63,747
Long/Short Large-Cap	43,995	(16,344)	27,651	27,100	(13,648)	13,452
Main Street Core	38,610	(23,529)	15,081	67,973	(66,587)	1,386
Mid-Cap Equity	104,175	(21,082)	83,093	28,310	(29,593)	(1,283)
Mid-Cap Growth	186,734	(115,474)	71,260	128,601	(47,525)	81,076
Mid-Cap Value	78,884	(24,944)	53,940	67,148	(28,258)	38,890
Small-Cap Equity	54,454	(12,792)	41,662	78,894	(32,934)	45,960
Small-Cap Growth	167,199	(96,480)	70,719	68,983	(17,348)	51,635
Small-Cap Index	175,157	(115,162)	59,995	109,095	(23,686)	85,409
Small-Cap Value	82,174	(53,201)	28,973	84,478	(31,841)	52,637
Value Advantage (2)	141,750	(106,496)	35,254	2,200	—	2,200
Health Sciences	341,208	(176,099)	165,109	233,258	(96,670)	136,588
Real Estate	331,782	(127,542)	204,240	114,162	(43,273)	70,889
Technology	89,546	(55,579)	33,967	68,179	(22,529)	45,650
Emerging Markets	185,309	(75,574)	109,735	110,170	(70,545)	39,625
International Large-Cap	222,174	(34,499)	187,675	74,033	(65,022)	9,011
International Small-Cap	128,900	(107,859)	21,041	41,813	(17,133)	24,680
International Value	78,991	(23,229)	55,762	54,895	(39,291)	15,604
Currency Strategies	77,038	(62,062)	14,976	10,746	(124)	10,622
Global Absolute Return	48,502	(5,664)	42,838	35,042	(9,623)	25,419
Precious Metals	588,362	(431,447)	156,915	44,478	(255)	44,223
American Funds Asset Allocation	4,118,435	(586,004)	3,532,431	3,430,086	(254,961)	3,175,125
Pacific Dynamix - Conservative Growth	1,207,665	(249,845)	957,820	810,781	(111,221)	699,560
Pacific Dynamix - Moderate Growth	2,464,106	(327,281)	2,136,825	2,119,083	(506,629)	1,612,454
Pacific Dynamix - Growth	424,473	(120,905)	303,568	244,403	(143,492)	100,911
Portfolio Optimization Conservative	1,874,980	(2,574,786)	(699,806)	2,992,284	(6,457,372)	(3,465,088)
Portfolio Optimization Moderate-Conservative	2,875,408	(3,534,424)	(659,016)	6,294,574	(5,210,119)	1,084,455
Portfolio Optimization Moderate	5,477,922	(7,429,487)	(1,951,565)	9,223,728	(7,927,991)	1,295,737
Portfolio Optimization Growth	1,999,322	(5,623,407)	(3,624,085)	2,498,149	(6,392,258)	(3,894,109)
Portfolio Optimization Aggressive-Growth	244,472	(1,841,148)	(1,596,676)	827,986	(1,556,860)	(728,874)
Invesco V.I. Balanced-Risk Allocation Series II	695,344	(283,464)	411,880	573,062	(480,853)	92,209

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2014			2013
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase
Invesco V.I. Equity and Income Series II (3)	17,059	—	17,059
American Century VP Mid Cap Value Class II (4)	189,819	(82,397)	107,422	109,442	(35,218)	74,224
American Funds IS Asset Allocation Fund Class 4 (3)	2,795	(180)	2,615
American Funds IS Capital Income Builder Class 4 (3)	34,562	(73)	34,489
American Funds IS Global Growth Fund Class 4 (5)	20,141	(2,641)	17,500	1,516	—	1,516
American Funds IS Growth Fund Class 4 (3)	1,116	(1)	1,115
American Funds IS International Fund Class 4 (3)	24,966	(42)	24,924
American Funds IS International Growth and Income Fund Class 4 (3)	24,833	(6,409)	18,424
American Funds IS Managed Risk Asset Allocation Fund Class P2 (6)	285,050	(3,890)	281,160	29,973	—	29,973
American Funds IS New World Fund Class 4 (7)	54,226	(1,371)	52,855	356	—	356
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (8)	30,570	(11,060)	19,510	1,361	—	1,361
BlackRock Capital Appreciation V.I. Class III	1,635	(2,989)	(1,354)	12,589	(4,621)	7,968
BlackRock Global Allocation V.I. Class III	4,048,626	(900,535)	3,148,091	3,336,494	(1,192,697)	2,143,797
BlackRock iShares Alternative Strategies V.I. Class I (3)	27,076	(283)	26,793
BlackRock iShares Dynamic Allocation V.I. Class I (3)	51,137	(1)	51,136
BlackRock iShares Dynamic Fixed Income V.I. Class I (3)	5,776	(42)	5,734
BlackRock iShares Equity Appreciation V.I. Class I (3)	3,008	(46)	2,962
Fidelity VIP Contrafund Service Class 2 (9)	409,369	(94,586)	314,783	274,464	(23,249)	251,215
Fidelity VIP FundsManager 60% Service Class 2	792,968	(64,866)	728,102	473,554	(34,047)	439,507
Fidelity VIP Money Market Service Class (3)	943,876	(515,818)	428,058
Fidelity VIP Strategic Income Service Class 2 (10)	223,906	(73,177)	150,729	7,237	—	7,237
First Trust/Dow Jones Dividend & Income Allocation Class I	404,183	(90,489)	313,694	274,095	(44,779)	229,316
First Trust Multi Income Allocation Class I (3)	20,229	(27)	20,202
Franklin Founding Funds Allocation VIP Class 2	3,714	(413)	3,301	4,747	(434)	4,313
Franklin Founding Funds Allocation VIP Class 4	844,780	(590,482)	254,298	381,003	(127,832)	253,171
Franklin Mutual Global Discovery VIP Class 2	422,245	(224,127)	198,118	173,087	(72,524)	100,563
Franklin Rising Dividends VIP Class 2 (11)	222,009	(82,184)	139,825	214,580	(43,280)	171,300
Templeton Global Bond VIP Class 2	500,244	(238,501)	261,743	316,694	(166,467)	150,227
GE Investments Total Return Class 3	572,057	(180,215)	391,842	566,760	(191,273)	375,487
Ivy Funds VIP Asset Strategy (3)	40,985	(13)	40,972
Janus Aspen Series Balanced Service Shares (12)	1,714,246	(136,252)	1,577,994	1,068,934	(111,219)	957,715
Janus Aspen Series Flexible Bond Service Shares (3)	26,479	(2,199)	24,280
Lord Abbett Bond Debenture Class VC (13)	180,204	(51,087)	129,117	56,531	(3,264)	53,267
Lord Abbett International Core Equity Class VC	14,400	(569)	13,831	9,927	(685)	9,242
Lord Abbett Total Return Class VC	88,157	(7,905)	80,252	85,447	(13,280)	72,167
MFS Investors Growth Stock Series - Service Class	14,262	(1,818)	12,444	17,121	(655)	16,466
MFS Total Return Series - Service Class	715,863	(99,635)	616,228	878,702	(131,863)	746,839
MFS Utilities Series - Service Class (14)	177,473	(9,205)	168,268	18,197	(1,777)	16,420
MFS Value Series - Service Class	10,625	(2,725)	7,900	12,801	(4,769)	8,032
PIMCO All Asset All Authority - Advisor Class (3)	474	—	474
PIMCO CommodityRealReturn Strategy - Advisor Class (13)	31,804	(7,277)	24,527	14,064	(266)	13,798
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	223,925	(251,656)	(27,731)	588,863	(273,631)	315,232
Schwab VIT Balanced	116,655	(10,675)	105,980	202,279	(5,470)	196,809
Schwab VIT Balanced with Growth (15)	219,889	(10,318)	209,571	289,955	(1,653)	288,302
Schwab VIT Growth (16)	61,918	(82,804)	(20,886)	334,983	(920)	334,063
Van Eck VIP Global Hard Assets Class S (13)	103,160	(56,422)	46,738	11,248	(60)	11,188

(1)	Operations commenced on June 24, 2013.
(2)	Operations commenced on October 3, 2013.
(3)	Operations commenced during 2014 (See Note 1).
(4)	Operations commenced on March 4, 2013.
(5)	Operations commenced on November 26, 2013.
(6)	Operations commenced on December 3, 2013.
(7)	Operations commenced on November 27, 2013.
(8)	Operations commenced on December 9, 2013.
(9)	Operations commenced on February 12, 2013.
(10)	Operations commenced on November 8, 2013.
(11)	Operations commenced on February 6, 2013.
(12)	Operations commenced on February 18, 2013.
(13)	Operations commenced on January 23, 2013.
(14)	Operations commenced on January 15, 2013.
(15)	Operations commenced on February 20, 2013.
(16)	Operations commenced on February 25, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life & Annuity Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy (formerly named Inflation Protected), Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused Growth (formerly named Focused 30), Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation FundSM Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Growth FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS International FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust/Dow Jones Dividend & Income Allocation Class I, First Trust Multi Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 2 (formerly named Franklin Templeton VIP Founding Funds Allocation Class 2), Franklin Founding Funds Allocation VIP Class 4 (formerly named Franklin Templeton VIP Founding Funds Allocation Class 4), Franklin Mutual Global Discovery VIP Class 2 (formerly named Mutual Global Discovery Securities Class 2), Franklin Rising Dividends VIP Class 2 (formerly named Franklin Rising Dividends Securities Class 2), Templeton Global Bond VIP Class 2 (formerly named Templeton Global Bond Securities Class 2), GE Investments Total Return Class 3, Ivy Funds VIP Asset Strategy, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Investors Growth Stock Series - Service Class, MFS Total Return Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, PIMCO Global Multi-Asset Managed Allocation - Advisor Class (formerly named PIMCO Global Multi-Asset - Advisor Class), Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, and Van Eck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2014, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2014 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life & Annuity Company as of December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 27, 2015

J-1

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2829

Omaha, Nebraska 68103-2829

Annual Reports as of December 31, 2014 for:

• Pacific Select Fund

• Separate Account A of Pacific Life & Annuity Company

Form No.	N355-15A